AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON
April 12, 2017
SECURITIES ACT FILE NO. 2-14543 INVESTMENT COMPANY ACT FILE NO. 811-825

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [x]
PRE-EFFECTIVE AMENDMENT NO. __ [_]
POST-EFFECTIVE AMENDMENT NO. 95 [x]

AND/OR

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
AMENDMENT NO. 64 [x]

(CHECK APPROPRIATE BOX OR BOXES)

AMERICAN GROWTH FUND, INC.
(EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)
1636 Logan Street, Denver, Colorado 80203
(ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)
REGISTRANTS TELEPHONE NUMBER, INCLUDING AREA CODE (303) 626-0600

1636 Logan Street, Denver, CO 80203
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: as soon as practicable after the effective date of the Registration Statement

It is proposed that this filing will become effective (check appropriate box)

[X]	immediately upon filing pursuant to paragraph (b)
[_]	on pursuant to paragraph (b)
[_]	60 days after filing pursuant to paragraph (a)(1)
[_]	on November 30, 2010 Pursuant to paragraph (a)(1)
[_]	75 days after filing pursuant to paragraph (a)(2)
[_]	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:
[_] this post-effective amendment designates a new effective Date for a previously filed post-effective amendment.

This amendment is being filed in html form at the request of the Securities and Exchange Commission.
The previous filing was composed of graphics.

American Growth Fund Series One (the "Fund") is managed using a growth style of investing.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus, and any representation to the contrary is a criminal offense.

Series One Prospectus page 1

Risk Return Summary
Investment Objectives/Goals
The Fund´s primary objective is growth of capital.

Fee Table
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the American Growth Fund. More information about these and other discounts is available from your financial professional and in How to Reduce your Sales Charge, page 11 of the
Fund´s prospectus and under Distribution of Fund Shares, Page 15 of the Fund´s statement of additional information.

	Class A	Class B		Class C		Class D
SHAREHOLDER FEES: (fees paid directly from your
investment)
Maximum sales charge (load) imposed on purchases (as a	5.75%	None		None		5.75%
percentage of offering price)
Maximum deferred sales charge (load) as a percentage of
original purchase price or redemption proceeds, whichever is	None(a)	5	% (b)	1	% (c)	None(a)
lower
Maximum sales charge (load) imposed on reinvested	None	None		None		None
dividends
Redemption Fees	None	None		None		None
Exchange Fee	None	None		None		None
Maximum Account Fee	None	None		None		None
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment) ended July 31, 2016:
Management Fees	1.00%	1.00%		1.00%		1.00%
Distribution and Service (12b-1) fees	0.30%	1.00%		1.00%		None
Other Expenses	4.83%	4.82%		4.82%		4.83%
Total Annual Fund Operating Expenses	6.13%	6.82%		6.82%		5.83%

(a) Purchases of Class A and Class D shares in amounts of $1,000,000 or more which are not subject to an initial sales charge generally will be subject to a contingent deferred sales charge of 1.0% of amounts redeemed within the first year of purchase.
(b) Contingent Deferred Sales Charge for the 1st 2 years is 5%, 3rd & 4th years - 4%, 5th yr. - 3%, 6th yr. - 2%, 7th yr. - 1%.
(c) For one year.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund´s operating expenses remain the same. Seven years after the date of purchase, Class C Shares automatically convert to Class A Shares. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$1,149	$2,279	$3,383	$6,036
Class B	$1,176	$2,391	$3,558	$6,230
Class C	$776	$1,991	$3,258	$6,230
Class D	$1,122	$2,203	$3,266	$5,847
You would pay the following expenses if you did not redeem your shares:
Class A	$1,149	$2,279	$3,383	$6,036
Class B	$676	$1,991	$3,258	$6,230
Class C	$676	$1,991	$3,258	$6,230
Class D	$1,122	$2,203	$3,266	$5,847

Series One Prospectus page 2

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over"
its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund´s performance. During the most recent fiscal year, the Fund´s portfolio turnover rate was 3% of the average net asset value of its portfolio.

Principal Investment Strategy
Investment Research Corporation (the "Adviser") manages the Fund using a growth style of investing. We use a consistent approach to build the Fund´s security portfolio which is made up primarily of common stocks and securities convertible into common stock. These securities are issued by large companies, and to a lesser extent, small and mid-sized companies. When a company´s fundamentals are strong, we believe earnings growth will follow.

Principal risks of investing in the Fund
The primary risks of investing in the Fund are:
~ Stock Market Risk - the value of an investment may fluctuate,
~ Industry and Security Risk - risks relating to an industry as a whole or a company´s prospects for business success,
~ Management Risk - risks that the Adviser´s assessment of a company´s growth prospects may not be accurate,
~ Liquidity Risk - a given security or asset may not be readily marketable,
~ Small Cap Risk - small cap stocks tend to have a high exposure to market fluctuations and failure,
~ Mid Cap Risk - mid cap stocks tend to have a greater exposure to market fluctuations and failure.
Loss of some or all of the money you invest is a risk of investing in the Fund.

Risk/Return Bar Chart and Table
The bar chart and table are intended to provide you with an indication of the risks of investing in the Fund by showing changes in performance from year to year and by showing how the Fund´s average annual returns for Class D shares for 1, 5 and 10 years compare to those of the Standard and Poors 500 total return. Past performance, before and after taxes, is not predictive of future performance. Account fees are not reflected in the chart. If the sales load and account fees were included, the returns would be less than those that are shown. Updated performance information for the Fund is available at the Fund´s web site
(www.americangrowthfund.com) or toll free telephone number (800) 525-2406.

Best calendar quarter 09/09 22.12%. Worst calendar quarter 09/11 -21.45%. Year to date performance for the period ended 10/31/16 was 3.65%.

For the periods ended
December 31, 2015	One Year	Five Years	Ten Years

Class A Return before
taxes	-7.96%	8.47%	2.34%
Class B Return before	-7.58%	8.69%	2.79	%*

Series One Prospectus page 3

taxes

Class C Return before	-3.23%	8.94%	2.23%
taxes
Class D Return before
taxes	-7.58%	8.72%	2.68%

Class D Return after	-7.58%	8.72%	2.68%
taxes on Distributions
Class D Return after
taxes on Distributions	-7.58%	8.72%	2.68%
and Sale of Fund Shares
Standard and Poors 500	1.39%	12.57%	7.31%

* After seven years Class B Shares convert to Class A Shares. The ten year return for Class B reflects the first seven year returns for Class B and the remaining 3 years as Class A.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes;
Actual after-tax returns depend on an investor´s tax situation and may differ from those shown, and after-
tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts;
After-tax returns are shown for only Class D and after-tax returns for other Classes will vary.

The Investment Adviser
The investment adviser is Investment Research Corporation.

Portfolio Manager
The Fund is managed by an Investment Committee made up of; Timothy Taggart, the Fund´s President who has been a member of the Investment Committee since April of 2011, and Robert Fleck, employee of the Adviser who has acted in this capacity since April of 2011.

Purchase and Sale of Fund Shares
You can purchase and sell your shares on any business day through your Financial Adviser, by mail by writing to: American Growth Fund, 1636 Logan Street, Denver, CO 80203, by wire if the purchase or sale is over $1,000 or by calling 800-525-2406 if the purchase or sale is $5,000 or less. When purchasing
Fund shares there is no minimum initial or subsequent amount required.

Tax Consequences
Distributions from the Fund´s long-term capital gains are taxable as capital gains, while distributions from short-term capital gains and net investment income are generally taxable as ordinary income.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary´s Web site for more information.

Investment Objectives, Principal Investment Strategies, Related Risks, and Disclosure of Portfolio
Holdings
What is the Fund´s investment objective?
The Fund´s investment objective, which is fundamental and cannot be changed without shareholder approval, is growth of capital. Income only becomes a Fund objective when it is in a temporary, defensive position.

Series One Prospectus page 4

How does the Fund implement its investment objective?
In attempting to achieve its investment objective, the Fund will typically invest at least 80% of its assets in common stocks and securities convertible into common stocks traded on national securities exchanges or over-the-counter.
We perform our own extensive internal research to determine whether companies meet our growth criteria. If the Investment Advisor deems it necessary, we may meet company management teams as well as other key staff face-to-face and/or may tour corporate facilities and manufacturing plants to help us get a more complete picture of a company before we invest.
We limit the amount of the Fund´s assets invested in any one industry and in any individual security. At the time of purchase we do not invest more than 5% of the Fund´s total assets in any one issuer nor do we invest more than 25% in any one industry. We also follow a rigorous selection process designed to identify undervalued securities before choosing securities for the portfolio.
Although the Fund will normally invest in large capitalization companies, the Fund may invest in companies of all sizes. Investment Research Corporation, the Fund´s investment adviser (the Adviser or
IRC), will choose common stocks (or convertible securities) that it believes have a potential for capital appreciation because of existing or anticipated economic conditions or because the securities are considered undervalued or out of favor with investors or are expected to increase in price over the short-
term. Convertible debt securities will be rated at least A by Moody´s Investor Service or Standard and
Poors Ratings Services, or, if unrated, will be comparable quality in the opinion of the Adviser.
We maintain a long-term investment approach and focus on stocks we believe can appreciate over an extended time frame regardless of interim market fluctuations. Using the following disciplined approach, we look for companies having some or all of these characteristics:
~ Large capitalization companies, although on occasion the Fund may invest in small and mid-cap companies, if the Adviser believes it is in the best interests of the Fund. Large cap companies are generally companies with market capitalization exceeding $5 billion at the date of acquisition;
~ growth that is faster than the market as a whole and sustainable over the long term;
~ strong management team;
~ leading market positions and growing brand identities;
~ financial, marketing, and operating strength.
Although a non-principal the Fund may invest in foreign securities in the form of American Depository
Receipts.
The Fund emphasizes investments in common stocks with the potential for capital appreciation. These stocks generally pay regular dividends, although the Fund also may invest in non-dividend-paying companies if, in the opinion of an Adviser, they offer better prospects for capital appreciation.

When the Adviser believes the securities the Fund holds may decline in value, the Fund may sell them and, if the Adviser believes market conditions warrant the Fund may assume a defensive position. While in a defensive position, the Fund may invest all or part of its assets in corporate bonds, debentures (both short and long term) or preferred stocks rated A or above by Moody´s Investors Service, Inc., Standard and Poors or Fitch Ratings (or, if unrated, of comparable quality in the opinion of the Adviser), United
States Government securities, repurchase agreements meeting approved credit worthiness standards
(e.g., whereby the underlying security is issued by the United States Government or any agency thereof), or retain funds in cash or cash equivalents. There is no maximum limit on the amount of fixed income securities in which the Fund may invest for temporary defensive purposes. If the Fund takes a temporary defensive position in attempting to respond to adverse market, economic, political or other conditions, it may not achieve its investment objective. The Fund´s performance could be lower during periods when it retains or invests its assets in these more defensive holdings.
A repurchase agreement is a contract under which the seller of a security agrees to buy it back at an agreed upon price and time in the future.
The Fund will enter into repurchase transactions only with parties who meet creditworthiness standards approved by the Fund´s board of directors.
The Fund may invest in foreign securities in the form of American Depository Receipts (ADRs) which represents ownership in the shares of a non-U.S. company that trades in U.S. financial markets. We typically invest only a small portion of the Fund´s portfolio in foreign corporations through ADRs. We do not invest directly in foreign securities. When we do purchase ADRs, they are generally denominated in
U.S. dollars and traded on a U.S. exchange.

Series One Prospectus page 5

We limit exposure to illiquid securities.

Risks, How we strive to manage them.
Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and the risk that you may lose part or all of the money you invest.
Stock Market risk is the risk that all or a majority of the securities in a certain market - such as the stock or bond market - will decline in value because of factors such as economic conditions, future expectations or investor confidence.
Industry and security risk is the risk that the value of securities in a particular industry or the value of an individual stock or bond will decline because of changing expectations for the performance of that industry or for the individual company issuing the stock or bond.
Management risk is the risk that the Adviser´s assessment of a company´s ability to increase earnings faster than the rest of the market is not correct, the securities in the portfolio may not increase in value, and could decrease in value.
Interest rate risk is the risk that as rates rise, the price of a fixed rate bond will fall.
Credit risk is the possibility that a bond´s issuer (or an entity that insures a bond) will be unable to make timely payments of interest and principal.
Foreign investment risk is the risk that foreign securities may be adversely affected by political instability, changes in currency exchange rates, foreign economic conditions or inadequate regulatory and accounting standards.
Liquidity risk is the possibility that securities cannot be readily sold, or can only be sold at a price lower than the price that the Fund has valued them.
Small Cap stocks tend to have a high risk exposure to market fluctuations and failure.
Mid Cap stocks also tend to have a greater risk exposure to market fluctuations and failure but normally not as much so as the Small Cap stocks.
Convertible Securities have the risk of loss of principal at maturity, however, this loss is limited to the value of the bond floor.
Before you invest in the Fund you should carefully evaluate the risks. Because of the nature of the Fund, you should consider the investment to be a long-term investment that typically provides the best results when held for a number of years.
Please see the Statement of Additional Information for further discussion of risks.

Portfolio Holdings
A description of the Fund´s policies and procedures with respect to the disclosure of the Fund´s portfolio securities is available in the Fund´s SAI which is available on the Fund´s website,
www.americangrowthfund.com.

Annual Fund operating expenses
For the year ended July 31, 2016 the Fund paid $210,734 in administrative expenses and $142,413 in investment advisory fees. Distribution and service fees for the year ended July 31, 2016 for Class A were
$17,139, for Class B were $1,415 and for Class C were $25,288. Directors fees for the year ended July
31, 2016 were $33,568. Other expenses totaled $448,203 which were $136,041 in rent expenses,
$287,897 in dues, fees and subscriptions and $24,265 in miscellaneous shareholder reports and "other expenses." The Expense Ratio, which reflects the effect of expenses paid directly by the Fund, for the year ended July 31, 2016 for Class A was 6.13%, Class B was 6.82%, Class C was 6.82% and Class D
was 5.83%.

Management, Organization, and Capital Structure
The Investment Adviser
Investment Research Corporation ("IRC") has been the Adviser for the Fund since its inception in 1958.
IRC is located at 1636 Logan Street, Denver, CO 80203. The Fund offers four classes of shares; Class A,
Class B, Class C and Class D shares of the Fund represent an identical interest in the investment portfolio. The Fund has an agreement to pay Investment Research Corporation an annual fee for its services based on a percentage of the Fund´s Class A, Class B, Class C, and Class D average net assets. Under the investment advisory contract with IRC, IRC receives annual compensation for investment advice on these classes, computed and paid monthly, equal to 1% of the first $30 million of

Series One Prospectus page 6

the Fund´s Class A, Class B, Class C, and Class D average annual net assets and 0.75% of such assets in excess of $30 million. For the fiscal year ended July 31, 2016, this fee amounted to 1.00% of the average net assets on each of the Fund´s four classes.
For the year ended July 31, 2016, under an agreement with IRC, the Fund was charged $210,734 for the costs and expenses related to employees of IRC who provided administrative, clerical and accounting services to the Fund. In addition, the Fund was charged $136,041 by an affiliated company of IRC for the rental of office space.
The Fund, and therefore, the Fund shareholders, pays the Fund´s operating expenses.
On September 23, 2010 an Investment Advisory Committee was formed with the purpose of offering investment advice to a senior portfolio manager of the Fund. The current members of the Investment
Advisory Committee are Timothy Taggart and Robert Fleck.
On September 22, 2016, the Board of Directors reviewed and approved the expenses reimbursed by the
Fund to IRC as well as the Investment Advisory Agreement with IRC. A discussion regarding the basis for the Board of Directors approving the Investment Advisory Agreement is available in the Fund´s Annual
Report to Shareholders for the year ended July, 31 2016.
IRC may use a portion of its base advisory fee to compensate third party advisors for assisting IRC in establishing relationships with other third party investment advisors and/or sub-manager programs and disseminating information concerning IRC to financial professionals.
The Fund and the Adviser have a Code of Ethics designed to ensure that the interests of Fund shareholders come before the interests of the people who manage the Fund. Among other provisions, the
Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering without prior written consent or from profiting from the purchase and sale of the same security within one calendar day. In addition, the Code of Ethics requires portfolio managers and other employees with access to information about the purchase or sale of securities by the Fund to obtain approval before executing personal trades in these specific securities. A copy of the Fund´s Code of
Ethics can be obtained for free online at www.americangrowthfund.com or by calling us at 1-800-525-
2406.

How is the Fund managed?
The daily operations of the Fund are managed by its officers subject to the overall supervision and control of the board of directors.

Portfolio Manager
The Fund is managed by an Investment Committee made up of; Timothy Taggart, the Fund´s President who has been a member of the Investment Committee since September of 2010 and is the President of the Fund´s principal underwriter and distributor, World Capital Brokerage, Inc. ("WCB"), and Robert Fleck,
employee of the Adviser who has acted in this capacity since September 2010.
Since April 12, 2011, Mr. Taggart has been responsible for managing the Fund´s security portfolio through his positions with IRC, and the Fund´s Investment Advisory committee; and directing the distribution of Fund shares through his positions with WCB. For the years prior to that Mr. Taggart served on the Board of Directors for IRC, as Treasurer and Chief Compliance officer as well as on the Board of
Directors for WCB as President and Chief Compliance Office.
Since September 23, 2010, Mr. Fleck has been a member of the Investment Advisory Committee. For the years prior to that Mr. Fleck served as President and CEO of World Capital Advisors, LLC., a registered
Investment Advisor.

Chief Compliance Officer
Michael L. Gaughan is the Fund´s Chief Compliance Officer (CCO). The Fund´s CCO insures that policies and guidelines, set forth by the CCO and the Board of Directors, that guard against violations of federal security laws, are adhered to. These policies and procedures are annually reviewed by the CCO and the
Board of Directors to determine their adequacy and their effectiveness.

Shareholder Information
Pricing of Fund Shares
The price you pay for shares will depend on when we receive your purchase order. If we or an authorized agent receive your order before the close of trading on the New York Stock Exchange on a business day,

Series One Prospectus page 7

you will pay that day´s closing share price, which is based on the Fund´s net asset value. If we receive your order after the close of trading, you will pay the next business day´s price. A business day is any day that the New York Stock Exchange is open for business. Currently the Exchange is closed when the following holidays are observed: New Years Day, Martin Luther King, Jr.´s Birthday, Presidents Day,
Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. We reserve the right to reject any purchase order.
We determine the Fund´s net asset value (NAV) per share at the close of trading of the New York Stock
Exchange each business day that the Exchange is open. We calculate this value by adding the market value of all the securities and assets in the Fund´s portfolio, deducting all liabilities, and dividing the resulting number by the shares outstanding. The result is the NAV per share. We price securities and other assets for which market quotations are available at their market value. We price debt securities on the basis of valuations provided to us by an independent pricing service that uses methods approved by our board of directors. Any debt securities that have a maturity of less than 60 days are priced at amortized cost. We price all other securities at their fair value if no bid and asked prices are quoted for such day or information as to New York or other approved exchange transactions is not readily available, using a method approved by the board of directors.

Purchase of Fund Shares
Through your financial adviser
Your financial adviser can handle all the details of purchasing shares, including opening an account.
Your adviser may charge a separate fee for this service.
By mail
Complete an investment application and mail it with your check, made payable to American Growth Fund,
Inc. and class of shares you wish to purchase, to American Growth Fund, Inc., 1636 Logan Street,
Denver CO, 80203. If you are making an initial purchase by mail, you must include a completed investment application (or an appropriate retirement plan application if you are opening a retirement account) with your check.
By wire
Ask your bank to wire the amount you want to invest to UMB Bank, NA, ABA #011000028 A/C
#99041774. Include your account number and the name of the Fund Class in which you want to invest. If you are making an initial purchase by wire, you must call Shareholder Services at 1-800-525-2406 so we can assign you an account number.
Please read the complete Prospectus before investing.

Special Services Available when Purchasing Fund Shares
To help make investing with us as easy as possible, and to help you build your investments, we offer the following special services.
Automatic Investing Plan - The Automatic Investing Plan allows you to make regular monthly investments directly from your bank account.
Direct Deposit - With Direct Deposit you can make additional investments through payroll deductions or recurring government or private payments, such as direct transfers from your bank account.
Dividend Reinvestment Plan - Through our Dividend Reinvestment Plan, you can have your distributions reinvested in your account. The shares that you purchase through the Dividend
Reinvestment Plan are not subject to a front-end sales charge or to a contingent deferred sales charge.
Under most circumstances, you may reinvest dividends only into like classes of shares.
Systematic Withdrawal Plan - Through our Systematic Withdrawal Plan you can arrange a regular monthly or quarterly payment from your account made to you or someone you designate. You may also have your withdrawals deposited directly to your bank account through our MoneyLine Direct Deposit
Services.

Retirement Plans
In addition to being an appropriate investment for your Individual Retirement Account (IRA) and Roth IRA, shares in the Fund may be suitable for group retirement plans. You may establish your IRA account even if you are already a participant in an employer-sponsored retirement plan. For more information on how shares in the Fund can play an important role in your retirement planning or for details about group plans, please consult your financial adviser, or call 1-800-525-2406.

Series One Prospectus page 8

How to Redeem Shares
Through your financial adviser
Your financial adviser can handle all the details of redeeming shares. Your adviser may charge a separate fee for this service.
By mail
You can redeem your shares (sell them back to the Fund) by mail by writing to: American Growth Fund,
Inc., 1636 Logan Street, Denver, CO, 80203. All owners of the account must sign the request, and for redemptions of $5,000 or more, you must include a signature guarantee for each owner. Signature guarantees are also required when redemption proceeds are going to an address other than the address of record on an account. A signature guarantee is a certification by a bank, brokerage firm or other financial institution that a customer´s signature is valid; signature guarantees can be provided by members of the STAMP program (a program made up of members who are authorized to issue signature guarantees).
By wire
You can redeem $1,000 or more of your shares and have the proceeds deposited directly to your bank account the next business day after we receive your request. Bank information must be on file before you request a wire redemption.
By phone
You can redeem shares by phone. All shareholders must be on the call, redemption must be $5,000 or less and the proceeds must be sent to the address of record and made payable to all listed shareholders.
Please remember that redemptions by check are restricted after an address change, unless a signature guaranteed letter requesting the redemption is submitted.
If you hold your shares in certificates, you must submit the certificates with your request to sell the shares.
We recommend that you send your certificates by certified mail.
When you send us a properly completed request to redeem or exchange shares, you will receive the net asset value as determined on the business day we receive your request if we receive it before the close of the NYSE. We will deduct any applicable contingent deferred sales charges. We will send you a check, normally the next business day, but no later than seven days after we receive your request to sell your shares. If you recently purchased your shares by check, we will wait until your check has cleared, which can take up to 15 days, before we send your redemption proceeds.
If you are required to pay a contingent deferred sales charge when you redeem shares, the amount subject to the fee will be based on the shares´ net asset value when you purchased them or their net asset value when you redeem them, whichever is less. This arrangement assures that you will not pay a contingent deferred sales charge on any increase in the value of your shares. The redemption price for purposes of this formula will be the NAV of the shares you are actually redeeming.
Conversion of Class B Shares to Class A Shares. After approximately seven years (the Conversion
Period), Class B shares will be converted automatically into Class A shares of the Fund. Class A shares are subject to an ongoing service fee of 0.25% of average net assets and are subject to a distribution fee of 0.05% of average net assets. Automatic conversion of Class B shares into Class A shares will occur at least once each month (on the Conversion Date) on the basis of the relative net asset values of the shares of the two classes on the Conversion Date, without the imposition of any sales load, fee or other charge. Conversion of Class B shares to Class A shares will not be deemed a purchase or sale of the shares for Federal income tax purposes.
In addition, shares purchased through reinvestment of dividends and distributions on Class B shares also will convert automatically to Class A shares. The Conversion Date for dividend reinvestment shares will be calculated taking into account the length of time the shares underlying such reinvestment shares were outstanding. If at a Conversion Date the conversion of Class B shares to Class A shares of the Fund in a single account will result in less than $50 worth of Class B shares being left in the account, all of the
Class B shares of the Fund held in the account on Conversion Date will be converted to Class A shares of the Fund.
Share certificates for Class B shares of the Fund to be converted must be delivered to the Transfer Agent at least one week prior to the Conversion Date applicable to those shares. In the event such certificates are not received by the Transfer Agent at least one week prior to the Conversion Date, the related Class

Series One Prospectus page 9

B shares will convert to Class A shares on the next scheduled Conversion Date after such certificates are delivered.

Account Minimum
If you redeem shares and your account balance falls below a minimum of $1,000, and stays there for a period of 12 months or longer, the Fund may redeem your account after 30 days written notice to you.

Dividends and Distributions
The Fund´s policy is to declare and pay income dividends and capital gains distributions to its shareholders in December of each calendar year unless the board of directors of the Fund determines that it is to the shareholders benefit to make distributions on a different basis.
Unless the shareholder on his or her application or in writing previously requests dividend and distribution payments in cash, income dividends and capital gains distributions will be reinvested in Fund shares of the same class, at their relative net asset values as of the business day next following the distribution record date. If no instructions are given on the application form, all income dividends and capital gains distributions will be reinvested.
The Fund intends to make distributions that may be taxed as ordinary income and capital gains (Capital gains may be taxable at different rates depending on the length of the time the Fund holds its assets).
We will send you a statement each year by January 31st detailing the amount and nature of all dividends and capital gains that you were paid for the prior year.
Distributions by the Fund, whether received in cash or reinvested in additional shares of the Fund, may be subject to federal income tax. Any capital gains may be taxable at different rates depending on the length of time the Fund held the assets. In addition, you may be subject to state and local taxes on distributions. An exchange of the Fund´s shares for shares of another fund will be treated as a sale of the
Fund´s shares and any gain on the transaction may be subject to federal income tax.

Frequent Purchases and Redemptions of Fund Shares
The Fund is not designed to serve as vehicles for frequent trading in response to short-term fluctuations in the securities markets. Accordingly, purchases, including those that are part of exchange activity, that
American Growth Fund, Inc. has determined could involve actual or potential harm to the Fund may be rejected. Frequent trading of a mutual fund´s shares may lead to increased costs to that fund and less efficient management of the fund´s portfolio, resulting in dilution of the value of the shares held by long-
term shareholders.
The Fund´s Board of Directors has not adopted policies or procedures with respect to frequent purchases and redemptions by Fund shareholders. Due to the size of the Fund the Board feels that the Fund´s best interests are better served by allowing the Management of the Fund to monitor such trading activity. If at any time the Management of the Fund feels that a trade or an account is, or could, adversely affect the
Fund´s performance through frequent purchasing and redeeming of Fund shares significantly increasing the costs of processing share purchase and/or redemption transactions, management reserves the right to reject the trade, suspend trading of the account(s) for a specified period of time, or both. Rejection of a trade and/or suspension(s) of trading activity will cause a letter to be promptly issued to the party(ies)
involved.
The Fund has no agreement with any person(s) or corporate entity that would allow for frequent purchases and redemptions of Fund shares.

Distribution Arrangements
Sales Charges
You can choose from a number of share classes for the Fund. Because each share class has a different combination of sales charges, fees and other features, you should consult your financial adviser to determine which class best suits your investment goals and time frame. You may also consult the Fund´s
Statement of Additional Information for more details.
Class A
Class A shares have an up-front sales charge of up to 5.75% that you pay when you buy shares.
The offering price for Class A shares includes the front-end sales charge.
If you invest $50,000 or more, your front-end sales charge will be reduced.
You may qualify for other reduced sales charges, as described in How to Reduce Your Sales Charge,

Series One Prospectus page 10

and under certain circumstances the sales charge may be waived.
Class A shares are also subject to an annual 12b-1 fee no greater than 0.30% of average net assets, which is lower than the 12b-1 fee for Class B and Class C shares.
Class A shares generally are not subject to a contingent deferred sales charge unless they are sold in amounts of $1,000,000 or more at net asset value and are redeemed within one year of purchase.
Additionally, IRC reserves the right to waive the front-end sales charge on share purchases by IRC employees and members of the Board of Directors of The American Growth Fund.
Class B
Class B shares have no up-front sales charge, so the full amount of your purchase is invested in the
Fund.
However, you will pay a contingent deferred sales charge if you redeem your shares within seven years after you buy them.
If you redeem Class B shares during the first two years after you buy them, the shares will be subject to a contingent deferred sales charge of 5%. The contingent deferred sales charge is 4% during the third and fourth years, 3% during the fifth year, 2% during the sixth year, and 1% during the seventh year.
Under certain circumstances the contingent deferred sales charge may be waived.
For approximately seven years after you buy your Class B shares, they are subject to annual 12b-1 fees no greater than 1% of average daily net assets, of which 0.25% are service fees paid to the Distributor, dealers or others for providing services and maintaining accounts.
Because of the higher 12b-1 fees, Class B shares have higher expenses and any dividends paid on these shares are lower than dividends on Class A shares.
Approximately seven years after you buy them, Class B shares automatically convert into Class A shares with a 12b-1 fee of no more than 0.30%. Conversions may occur as late as three months after the eighth anniversary of purchase, during which time Class B Shares higher 12b-1 fees apply.
Class C
Class C shares have no up-front sales charge, so the full amount of your purchase is invested in the
Fund. However, you will pay a contingent deferred sales charge if you redeem your shares within 12 months after you buy them.
Under certain circumstances the contingent deferred sales charge may be waived.
Class C shares are subject to an annual 12b-1 fee which may not be greater than 1% of average daily net assets, of which 0.25% is service fees and 0.75% is distribution fees paid to the distributor, dealers or others for providing personal services and maintaining shareholder accounts.
Because of the higher 12b-1 fees, Class C shares have higher expenses and pay lower dividends than
Class A shares.
Unlike Class B shares, Class C shares do not automatically convert into another class.
Class D
Class D shares are offered to investors who owned Class D shares as of March 1, 1996. They are also available to the Fund´s Adviser IRC, and the distributors, directors, certain institutional investors, corporations and accounts managed by specific types of fiduciaries. Additionally, IRC reserves the right to waive the front-end sales charge on purchases by IRC employees.
Class D shares have an up-front sales charge of 5.75% that you pay when you buy the shares. The offering price for Class D shares includes the front-end sales charge.
If you invest $50,000 or more, your front-end sales charge will be reduced.
You may qualify for other reduced sales charges, as described in How to Reduce Your Sales Charge, and under certain circumstances the sales charge may be waived.
Class D shares which are sold in amounts of $1,000,000 or more at net asset value and if redeemed within one year of purchase may be subject to a 1.0% contingent deferred sales charge.
The Fund´s directors have adopted separate 12b-1 plans for Class A, B, and C that allow each class to pay distribution fees for the sales and distributions of its shares. Because these fees are paid out of each
Class´s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Series One Prospectus page 11

Class A and D Sales Charges

Amount of purchase	Sales charge as % of	Sales charge as % of	Dealers commission as
	offering price	amount invested	% of offering price
Less than $50,000	5.75%	6.10%	5.00%
$50,000 but less than	4.50%	4.71%	3.75%
$100,000
$100,000 but less than
$250,000	3.50%	3.63%	2.75%
$250,000 but less than	2.50%	2.56%	2.00%
$500,000
$500,000 but less than	2.00%	2.04%	1.60%
$1,000,000
$1,000,000 and over*	0.00%	0.00%	0.00%

* As shown above, there is no front-end sales charge when you purchase $1 million or more of Class A shares. However, if your financial adviser is paid a commission on your purchase, you may have to pay a limited contingent deferred sales charge of 1% if you redeem these shares within the first year.

IRC will make payments to dealers in the amount of 0.25 of 1% per year of the average daily net asset value of outstanding Class D shares acquired after April 1, 1994 through such dealers (including shares acquired through reinvestment of dividends and distributions on such shares). These payments are made by IRC and not by the Class D shareholders of the Fund.
The Fund makes available free of charge on or though the Fund´s web site at
www.americangrowthfund.com the information describing sales loads including deferred sales loads and a table of front end sales loads and each break point in the sales load as a percentage of both the offering price and the net amount invested. There is also a discussion on how to reduce your sales charge by using letter of intent, rights of accumulation plans, dividend reinvestment plans, withdrawal plans, exchange privileges, and waivers for particular classes of investors. This includes methods used to value accounts in order to determine whether a shareholder has met sales load breakpoints as well as and any other information that the shareholder might need to provide in order to obtain the break points.
The web site may also explain how to purchase shares including any special purchase plans or methods that may not be described in the prospectus or elsewhere in the SAI if applicable.

How to reduce your sales charge
We offer a number of ways to reduce or eliminate the sales charge on shares. Please refer to the
Statement of Additional Information for detailed information and eligibility requirements. You can also get additional information from your financial adviser. You or your financial adviser must notify us at the time you purchase shares if you are eligible for any of these programs. In order to obtain a breakpoint discount, it is necessary at the time of purchase for a shareholder to inform the Fund or its intermediary of the existence of other eligible holdings.
Letter of intent
Through a Letter of Intent you agree to invest a certain amount in American Growth Fund over a 13-
month period to qualify for reduced front-end sales charges.
Class A - Available
Class B and C - Although the Letter of Intent and Rights of Accumulation do not apply to the Purchase of
Class B and C shares, you can combine your purchase of A shares with your purchase of B and C shares to fulfill your Letter of Intent or qualify for Rights of Accumulation.
Class D - Available
Rights of Accumulation
You can combine your holdings or purchases of all Classes in the Fund as well as the holdings and

Series One Prospectus page 12

purchases of your spouse and children under 21 to qualify for reduced front-end sales charges.
Class A - Available
Class B and C - Although the Letter of Intent and Rights of Accumulation do not apply to the Purchase of
Class B and C shares, you can combine your purchase of A shares with your purchase of B and C shares to fulfill your Letter of Intent or qualify for Rights of Accumulation.
Class D - Available
Reinvestment of redeemed shares
Up to 30 days after you redeem shares, you can reinvest the proceeds without paying a front-end sales charge.
Class A - Available
Class B and C - Not available
Class D - Available
SIMPLE IRA, SEP IRA, SAR/SEP, Prototype Profit Sharing, Pension, 401(k), SIMPLE 401(k), 403(b)(7)
These investment plans may qualify for reduced sales charges by combining the purchases of all members of the group. Members of these groups may also qualify to purchase shares without a front-end sales charge and a waiver of any contingent deferred sales charge.
Class A - Available
Class B and C - Not available
Class D - Available

Financial Highlights
The financial highlight table is intended to help you understand the Fund´s financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund
(assuming reinvestment of all dividends and distributions). This information for each of the five years in the period ended July 31, 2016 has been audited by Tait, Weller & Baker LLP, the Fund’s independent registered public accounting firm, whose report, along with the Fund´s financial statements, is included in the annual report, which is available upon request by contacting the Fund at 800-525-2406 or on the
Fund´s web site, www.americangrowthfund.com.

	Class A Year
	Ended July 31,
	2016	2015	2014	2013	2012
Per Share Operating
Data:
Net Asset Value,
Beginning of Period	$4.50	$4.02	$3.53	$2.76	$2.62
Income (loss) from
investment
operations:
Net investment loss4	(0.18)	(0.16)	(0.13)	(0.10)	(0.08)
Net realized and	0.08	0.64	0.62	0.87	0.22
unrealized gain (loss)
Total income (loss)	(0.10)	0.48)	0.49)	0.77)	0.14)
from investment
operations
Net Asset Value, End	$4.40	$4.50	$4.02	$3.53	$2.76
of Period
Total Return at Net	(2.2)%	11.9%	13.9%	27.9%	5.3%
Asset Value1
Ratios/Supplemental
Data:

				Series One Prospectus page 13

Net assets, end of	$6,001	$6,469	$5,814	$5,921		$4,579
period (in thousands)
Ratio to average net
assets:
Net investment loss	(4.33)%	(3.64)%	(3.32)%	(3.12)%		(3.11)%
Expenses	6.13%	5.30%	4.96%	4.68%		4.92%
Portfolio Turnover	3%	2%	8%	0	%3	8%
Rate2
	Class B Year
	Ended July 31,
	2016	2015	2014	2013		2012
Per Share Operating
Data:
Net Asset Value,
Beginning of Period	$3.92	$3.53	$3.11	$2.46		$2.34
Income (loss) from
investment
operations:
Net investment loss 4	(0.18)	(0.17)	(0.14)	(0.10)		(0.12)
Net realized and	0.06	0.56	0.56	0.75		0.24
unrealized gain (loss)
Total income (loss)	(0.12)	0.39	0.42	0.65		0.12
from investment
operations
Net Asset Value, End	$3.80	$3.92	$3.53	$3.11		$2.46
of Period
Total Return at Net	(3.1)%	11.0%	13.5%	26.4%		5.1%
Asset Value1
Ratios/Supplemental
Data:
Net assets, end of	$145	$159	$216	$356		$620
period (in thousands)
Ratio to average net
assets:
Net investment loss	(5.02)%	(4.34)%	(4.05)%	(3.82)%		(3.87)%
Expenses	6.82%	6.01%	5.69%	5.38%		5.67%
Portfolio Turnover	3%	2%	8%	0	%3	8%
Rate2

1. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period with all dividends and distributions reinvested in additional shares on the reinvestment date and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in total returns.
2. The lesser of purchases and sales of portfolio securities for a period, divided by the monthly average of the market value of securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (other than short-term securities) for the year ended
July 31, 2016, aggregated $400,574 and $1,867,472, respectively.
3. Amount less than 0.5%.
4. Per share amounts have been calculated using the Average Shares Method.

Series One Prospectus page 14

	Class C Year
	Ended July 31,
	2016	2015	2014	2013		2012
Per Share Operating
Data:
Net Asset Value,
Beginning of Period	$3.90	$3.51	$3.10	$2.44		$2.33
Income (loss) from
investment
operations:
Net investment loss 4	(0.18)	(0.17)	(0.14)	(0.10)		(0.10)
Net realized and	0.07	0.56	0.55	0.76		0.21
unrealized gain (loss)
Total income (loss)	(0.11)	0.39	0.41	0.66		0.11
from investment
operations
Net Asset Value, End	$3.79	$3.90	$3.51	$3.10		$2.44
of Period
Total Return at Net	(2.8)%	11.1%	13.2%	27.1%		4.7%
Asset Value1
Ratios/Supplemental
Data:
Net assets, end of	$2,697	$2,753	$2,460	$2,162		$2,068
period (in thousands)
Ratio to average net
assets:
Net investment loss	(5.02)%	(4.34)%	(4.02)%	(3.82)%		(3.83)%
Expenses	6.82%	6.00%	5.66%	5.38%		5.63%
Portfolio Turnover	3%	2%	8%	0	%3	8%
Rate2
	Class D Year
	Ended July 31,
	2016	2015	2014	2013		2012
Per Share Operating
Data:
Net Asset Value,
Beginning of Period	$4.74	$4.23	$3.69	$2.88		$2.72
Income (loss) from
investment
operations:
Net investment loss 4	(0.18)	(0.20)	(0.17)	(0.09)		(0.08)
Net realized and	0.09	0.71	0.71	0.90		0.24
unrealized gain (loss)
Total income (loss)	(0.09)	0.51	0.54	0.81		0.16
from investment
operations
Net Asset Value, End	$4.65	$4.74	$4.23	$3.69		$2.88
of Period

				Series One Prospectus page 15

Total Return at Net	(1.9)%	12.1%	14.6%	28.1%		5.9%
Asset Value1
Ratios/Supplemental
Data:
Net assets, end of	$6,087	$6,590	$6,468	$6,132		$6,455
period (in thousands)
Ratio to average net
assets:
Net investment loss	(4.03)%	(3.34)%	(3.02)%	(2.82)%		(2.84)%
Expenses	5.83%	5.00%	4.65%	4.38%		4.63%
Portfolio Turnover	3%	2%	8%	0	%3	8%
Rate2

1. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period with all dividends and distributions reinvested in additional shares on the reinvestment date and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in total returns.
2. The lesser of purchases and sales of portfolio securities for a period, divided by the monthly average of the market value of securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (other than short-term securities) for the year ended
July 31, 2016, aggregated $400,574 and $1,867,472, respectively.
3. Amount less than 0.5%.
4. Per share amounts have been calculated using the Average Shares Method.

Understanding the Financial Highlights
The tables on the preceding pages itemize what contributed to the changes in share price during the period. They also show the changes in share price for this period in comparison to changes over the last four fiscal periods.
On a per share basis, the tables include as appropriate:
~ share prices at the beginning of the period;
~ investment income and capital gains or losses;
~ distributions of income and capital gains paid to shareholders; and
~ share prices at the end of the period.
The tables also include some key statistics for the period as appropriate:
~ Total Return - the overall percentage of return of the Fund, assuming the reinvestment of all distributions
~ Expense Ratio - operating expenses as a percentage of average net assets;
~ Net Investment Income Ratio - net investment income as a percentage of average net assets; and
~ Portfolio Turnover - the percentage of the Fund´s buying and selling activity.

Proxy Voting
A discussion on Proxy Voting can be found on Page 5 of the Fund´s Statement of Additional Information.
The Statement of Additional Information, as well as how the Fund issued votes for the year ended June
30, 2016, can be obtained by calling 800-525-2406 or by visiting the Fund´s web site at
www.americangrowthfund.com.

Series One Prospectus page 16

American Growth Fund, Inc.
1636 Logan Street
Denver, CO 80203
800.525.2406
303.626.0600
303.626.0614 Fax

DISTRIBUTOR
World Capital Brokerage, Inc.
1636 Logan Street
Denver, CO 80203
303.626.0631
888.742.0631
303.626.0614 Fax

INVESTMENT ADVISER
Investment Research Corporation
1636 Logan Street
Denver, CO 80203
303.626.0632

TRANSFER AGENT
Fund Services, Inc.
8730 Stony Point Parkway
Stony Point Bldg. III
Suite # 205
Richmond, Va. 23235

CUSTODIAN
UMB Bank NA Investment Services Group
928 Grand Blvd
Fifth Floor
Kansas City, MO 64106

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Tait, Weller & Baker LLP
1818 Market St.
Suite 2400
Philadelphia, PA 19103

Additional information about the Fund´s investments is available in American Growth Fund´s annual and semi-annual reports to shareholders. In American Growth Fund´s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund´s performance during its last fiscal year.
You can find more detailed information about the Fund, including a description of the Fund´s policies and procedures with respect to the disclosure of the Fund´s portfolio securities, in the current Statement of
Additional Information, which we have filed electronically with the Securities and Exchange Commission
(SEC) and which is legally a part of this prospectus. If you want a free copy of the Statement of Additional
Information, the annual or semi-annual report, or if you have any questions about investing in this Fund or shareholder inquiries, you can write to us at 1636 Logan Street, Denver, CO 80203, email us at
info@americangrowthfund.com or view the annual, semi-annual and the statement of additional information online at www.americangrowthfund.com, or call us, toll-free, at 800-525-2406. Requests to mail or email the Statement of Additional Information, Annual Report or Semi Annual Report will be processed, without charge, within three business days of your request. You may also obtain additional information about the Fund from your financial adviser.

Series One Prospectus page 17

Information about the Fund (including the Fund´s Statement of Additional Information) can be reviewed and copied at the Commission´s Public Reference Room in Washington, D.C. Information on the
operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-8090.
Reports and other information about the Fund are available on the EDGAR Database on the
Commission´s Internet site at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission´s Public Reference Section, Washington, D.C. 20549-1520.
Shareholder Service Center
Call the Shareholder Service Center Monday through Friday, 7:30 a.m. to 4:00 p.m. Mountain time at
800-525-2406.
~ For fund information; literature, price, and performance figures.
~ For information on existing regular investment accounts and retirement plan accounts including wire investments; wire redemptions; telephone redemptions and telephone exchanges.

Investment Company Act File #811-825

Series One Prospectus page 18

AMERICAN GROWTH FUND, INC.
1636 Logan Street, Denver, Colorado 80203
303-626-0600

Series One

Class A AMRAX - Class B AMRBX - Class C AMRCX - Class D AMRGX

STATEMENT OF ADDITIONAL INFORMATION

March 30, 2017

This Statement of Additional Information is not a prospectus. Prospective investors should read this
Statement of Additional Information only in conjunction with the Prospectuses of Series One of American
Growth Fund, Inc. (the "Fund") dated March 30, 2017. A copy of the Prospectus may be obtained at no cost by writing World Capital Brokerage, Inc. (the "Distributor"), 1636 Logan Street, Denver, Colorado
80203, or by calling 800-525-2406 or on the Fund´s web site, www.americangrowthfund.com.

A
ADDITIONAL INVESTMENT INFORMATION, 4
AUTOMATIC CASH WITHDRAWAL PLAN, 17
B
BOARD OF DIRECTORS, 9
BROKERAGE, 21
C
CALCULATION OF NET ASSET VALUE, 22
CLASSIFICATION, 3
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES, 11
D
DEALER REALLOWANCES, 12
DISCLOSUE OF PROTFOLIO HOLDINGS, 6
DISTRIBUTION OF SHARES, 13
DISTRIBUTION PLANS, 19
DIVIDENDS, DISTRIBUTIONS AND TAXES, 23
F
FUND HISTORY, 3
I
INDIVIDUAL RETIREMENT ACCOUNTS, 18
INVESTMENT ADVISORY AGREEMENT, 11
INVESTMENT STRATAGIES AND RISKS, 3
M
MANAGEMENT OF THE FUND, 6
O
OTHER INVESTMENT ADVICE, 12
OTHER SERVICE PROVIDERS, 13
P
PERFORMANCE DATA, 25
PORTFOLIO MANAGERS, 13
PORTFOLIO TURNOVER, 6
PRINCIPAL UNDERWRITER, 12
PROXY VOTING POLICIES, 10
R
RETIREMENT PLANS, 18
RULE 12b-1 PLANS, 12
S
SERVICE AGREEMENTS, 12
T
TEMPORARY DEFENSIVE POSITION, 6

Series One SAI page 1

FUND HISTORY

The Fund was established in August of 1958 as a diversified, open-end, management investment company organized and incorporated in the State of Maryland.

CLASSIFICATION

The American Growth Fund is a diversified, open-end management investment company.

INVESTMENT STRATAGIES

In attempting to achieve its investment objective, the Fund will typically invest at least 80% of its assets in common stocks and securities convertible into common stocks traded on national securities exchanges or over-the-counter.
We perform our own extensive internal research to determine whether companies meet our growth criteria. From time to time we meet company management teams and other key staff face-to-face and tour corporate facilities and manufacturing plants to get a complete picture of a company before we invest.
We limit the amount of the Fund´s assets invested in any one industry and in any individual security. At the time of purchase we do not invest more than 5% of the Fund´s total assets in any one issuer nor do we invest more than 25% in any one industry. We also follow a rigorous selection process designed to identify undervalued securities before choosing securities for the portfolio.
Although the Fund will normally invest in large capitalization companies, the Fund may invest in companies of all sizes. Investment Research Corporation, the Fund´s investment adviser (the Adviser or
IRC), will choose common stocks (or convertible securities) that it believes have a potential for capital appreciation because of existing or anticipated economic conditions or because the securities are considered undervalued or out of favor with investors or are expected to increase in price over the short-
term. Convertible debt securities will be rated at least A by Moody´s Investor Service or Standard and
Poors Ratings Services, or, if unrated, will be comparable quality in the opinion of the Adviser.
We maintain a long-term investment approach and focus on stocks we believe can appreciate over an extended time frame regardless of interim market fluctuations. Using the following disciplined approach, we look for companies having some or all of these characteristics:
~ Large capitalization companies, although on occasion the Fund may invest in small and mid-cap companies, if the Adviser believes it is in the best interests of the Fund. Large cap companies are generally companies with market capitalization exceeding $5 billion at the date of acquisition;
~ growth that is faster than the market as a whole and sustainable over the long term;
~ strong management team;
~ leading market positions and growing brand identities;
~ financial, marketing, and operating strength.
The Fund emphasizes investments in common stocks with the potential for capital appreciation. These stocks generally pay regular dividends, although the Fund also may invest in non-dividend-paying companies if, in the opinion of an Adviser, they offer better prospects for capital appreciation.

When the Adviser believes the securities the Fund holds may decline in value, the Fund may sell them and, if the Adviser believes market conditions warrant the Fund may assume a defensive position. While in a defensive position, the Fund may invest all or part of its assets in corporate bonds, debentures (both short and long term) or preferred stocks rated A or above by Mood’y Investors Service, Inc. or Standard and Poors (or, if unrated, of comparable quality in the opinion of the Adviser), United States Government securities, repurchase agreements meeting approved credit worthiness standards (eg, whereby the underlying security is issued by the United States Government or any agency thereof), or retain funds in cash or cash equivalents. There is no maximum limit on the amount of fixed income securities in which the Fund may invest for temporary defensive purposes. If the Fund takes a temporary defensive position in attempting to respond to adverse market, economic, political or other conditions, it may not achieve its investment objective. The Fund´s performance could be lower during periods when it retains or invests its assets in these more defensive holdings.
A repurchase agreement is a contract under which the seller of a security agrees to buy it back at an

Series One SAI page 2

agreed upon price and time in the future.
The Fund will enter into repurchase transactions only with parties who meet creditworthiness standards approved by the Fund´s board of directors.
The Fund may invest in foreign securities in the form of American Depository Receipts (ADRs) which represents ownership in the shares of a non-U.S. company that trades in U.S. financial markets. We typically invest only a small portion of the Fund´s portfolio in foreign corporations through ADRs. We do not invest directly in foreign securities. When we do purchase ADRs, they are generally denominated in
U.S. dollars and traded on a U.S. exchange.
We limit exposure to illiquid securities.

INVESTMENT RISKS

The primary risks of investing in the Fund are:
Stock Market risk is the risk that all or a majority of the securities in a certain market - such as the stock or bond market - will decline in value because of factors such as economic conditions, future expectations or investor confidence.
Industry and security risk is the risk that the value of securities in a particular industry or the value of an individual stock or bond will decline because of changing expectations for the performance of that industry or for the individual company issuing the stock or bond.
Management risk is the risk that the Adviser´s assessment of a company´s ability to increase earnings faster than the rest of the market is not correct, the securities in the portfolio may not increase in value, and could decrease in value.

Interest rate risk is the risk that as rates rise, the price of a fixed rate bond will fall.
Credit risk is the possibility that a bond´s issuer (or an entity that insures a bond) will be unable to make timely payments of interest and principal.
Foreign investment risk is the risk that foreign securities may be adversely affected by political instability, changes in currency exchange rates, foreign economic conditions or inadequate regulatory and accounting standards.
Liquidity risk is the possibility that securities cannot be readily sold, or can only be sold at a price lower than the price that the Fund has valued them.
Small Cap stocks tend to have a high risk exposure to market fluctuations and failure.
Mid Cap stocks also tend to have a greater risk exposure to market fluctuations and failure but normally not as much so as the Small Cap stocks.
Convertible Securities have the risk of loss of principal at maturity, however, this loss is limited to the value of the bond floor.
Before you invest in the Fund you should carefully evaluate the risks. Because of the nature of the Fund, you should consider the investment to be a long-term investment that typically provides the best results when held for a number of years.
Loss of some or all of the money you invest is a risk of investing in the Fund.

ADDITIONAL INVESTMENT INFORMATION

The following information supplements the information in the American Growth Fund, Inc. (the "Fund")
Prospectuses under the heading Principal Investment Strategy.
The Fund is subject to certain restrictions on its investment policies, including the following:

1. No securities may be purchased on margin, the Fund may not sell securities short, and will not participate in a joint or joint and several basis with others in any securities trading account.

2. Not more than 5% of the value of the assets of the Fund at the time of investment may be invested in securities of any one issuer other than securities issued by the United States government.

3. Not more than 10% of any class of voting securities or other securities of any one issuer may be held in the portfolio of the Fund.

Series One SAI page 3

4. The Fund cannot act as an underwriter of securities of other issuers.

5. The Fund cannot borrow money except from a bank as a temporary measure for extraordinary or emergency purposes, and then only in an amount not to exceed 10% of its total assets taken at cost, or mortgage or pledge any of its assets.

6. The Fund cannot make or purchase loans to any person including real estate mortgage loans, other than through the purchase of a portion of publicly distributed debt securities pursuant to the investment policy of the Fund.

7. The Fund cannot issue senior securities or purchase the securities of another investment company or investment trust except in the open market where no profit to a sponsor or dealer, other than the customary brokers commission, results from such purchase (but the total of such investment shall not exceed 10% of the net assets of the Fund), or except when such purchase is part of a plan of merger or consolidation. The Fund may purchase securities of other investment companies in the open market if the purchase involves only customary broker´s commissions and only if immediately thereafter (i) no more than 3% of the voting securities of any one investment company are owned by the Fund, (ii) no more than
5% of the value of the total assets of the Fund would be invested in any one investment company, and
(iii) no more than 10% of the value of the total assets of the Fund would be invested in the securities of such investment companies. Should the Fund purchase securities of other investment companies, the
Fund´s shareholders may incur additional management and distribution fees.

8. The Fund cannot invest in the securities of issuers which have been in operation for less than three years if such purchase at the time thereof would cause more than 5% of the net assets of the Fund to be so invested, and in any event, any such investments must be limited to utility or pipeline companies.

9. The Fund cannot invest in companies for the purpose of exercising management or control.

10. The Fund cannot deal in real estate, commodities or commodity contracts.

11. In applying its restrictions on concentration of investments in any one industry, the Fund uses industry classifications based, where applicable, on Bridge Information Systems, Reuters, the S&P Stock Guide
published by Standard & Poors, the O´Neil Database published by William O´Neil & Co., Inc., information obtained from Value Line, Bloomberg L.P. and Moody´s International, and/or the prospectus of the issuing company, and/or other recognized classification resources. Selection of an appropriate industry classification resource will be made by management in the exercise of its reasonable discretion. The
Fund will not concentrate its investments in any particular industry nor will it purchase a security if, as a result of such purchase, more than 25% of its assets will be invested in a particular industry.

12. The Fund cannot invest in puts, calls, straddles, spreads or any combination thereof.

The foregoing policies can be changed only by approval of a majority of the outstanding shares of the
Fund, which means the lesser of (i) 67% of the shares represented at a meeting at which more than 50%
of the outstanding shares are present in person or by proxy, or (ii) more than 50% of the outstanding shares.

When the Fund makes temporary investments in U.S. Government securities, it ordinarily will purchase
U.S. Treasury Bills, Notes, or Bonds. The Fund may make temporary investments in repurchase agreements where the underlying security is issued or guaranteed by the U.S. Government or an agency thereof. The Fund will not invest more than 10% of its assets in repurchase agreements maturing in more than seven days, or securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale. The Fund will not invest in real estate limited partnership interests, other than interests in readily marketable real estate investment trusts. The Fund will not invest in oil, gas or mineral leases, or invest more than 5% of its net assets in warrants or rights, valued at the lower of cost or market, nor more than 2% of its net assets in warrants or rights (valued on the same basis) which are not listed on the New York or American Stock Exchanges.

Series One SAI page 4

TEMPORARY DEFENSIVE POSITION
If the Fund invests in fixed-income securities, for temporary defensive purposes, these securities generally are U.S. government obligations. If corporate fixed-income securities are used, the securities normally are rated A or higher by Moody´s Investor Service, Inc. (Moody´s) or A or higher by Standard &
Poors (S&P). There is no maximum limit on the amount of fixed income securities in which the Fund may invest for temporary defensive purposes.

PORTFOLIO TURNOVER
Normal portfolio turnover for Series One is about 8%.

DISCLOSUE OF PORTFOLIO HOLDINGS
Disclosures of portfolio holdings are made on a case by case basis by Timothy E. Taggart, President.
Considerations for disclosing portfolio holdings include, but are not limited to, the person or group making the request, the frequency of requests, timing of requests, compensation received, and if the disclosure of such information is in the best interest of the Fund´s shareholders. In deciding if the request is within the shareholders´ best interest Mr. Taggart will weigh any possible conflicts between the shareholders and the investment adviser, principal underwriter and any affiliated person of such entity. Mr. Taggart may elect to place restrictions on the use of such information including a requirement that the information be kept confidential or prohibitions on trading based on said information. Restrictions on such use may also include procedures to monitor the use of the information. All instances of the release of such information will be reviewed quarterly by the Board of Directors.
Currently the Fund has no ongoing arrangements or commitment to release portfolio holdings to any individual or group.

MANAGEMENT OF THE FUND
The day-to-day operations of the Fund are managed by its officers subject to the overall supervision and control of the board of directors. The Fund´s Audit Committee meets quarterly and is responsible for reviewing the financial statements of the Fund. The following information about the interested directors2 the Fund includes their principal occupations for the past five years:

				Number of	Other
		Term of			Directorships
Name,	Position(s)			Portfolios in
		Office1 and	Principal Occupation(s)		Held by
Address, and	Held with			Fund Complex
		Length of	During Past 5 Years		Director for the
Age	Fund			Overseen by
		Time Served			Past Five
				Director	Years
Timothy E.			Principal financial and		Director of
Taggart, 1636	Chairman,		accounting officer,		World Capital
Logan Street,	President,	Since April	employee of Adviser		Brokerage, Inc.
2
Denver, CO	Director and	2004	since 1983. See below		and Investment
DOB: October Treasurer			for affiliation with		Research
18, 1953			Distributor.		Corporation
			Mr. Pasco is Treasurer of		Director of
			Commonwealth		Commonwealth
John Pasco			Shareholder Services,		Shareholder
III, 8730 Stony			Inc., a mutual fund		Services, Inc.,
Point		Since	administrator; President		Director of First
Parkway,	Director	December	of First Dominion Capital	2	Dominion
Suite 205,		2006	Corp., a Broker Dealer;		Capital Corp.,
Richmond, VA			President of Fund		Director of
DOB: April 10,			Services, Inc., a transfer		Fund Services,
1945			and disbursing agent;		Inc., Director of
			President and Treasurer		Commonwealth

Series One SAI page 5

			of Commonwealth		Fund
			Capital Management,		Accounting,
			Inc., a Registered		Inc.
Investment Adviser;
President of
Commonwealth Capital
Management, LLC, a
Registered Investment
Advisor; President of
Commonwealth Fund
Accounting, Inc.; and
President and Director of
The World Insurance
Trust, a registered
investment company.
Gerald
Opalinski,			Owner of Opal Financial
3465 Route		Since August			Director of
	Director		Services. See below for	2
130, Harrison		2013			Manor Bank
City, PA DOB:			affiliation with Distributor.
June 28, 1953

The following information about the non-interested directors, officers and advisors of the Fund includes their principal occupations for the past five years:

				Number of	Other
		Term of			Directorships
Name,	Position(s)			Portfolios in
		Office1 and	Principal Occupation(s)		Held by
Address, and	Held with			Fund Complex
		Length of	During Past 5 Years		Director for the
Age	Fund			Overseen by
		Time Served			Past Five
				Director	Years

Eddie R.	Director, Audit
Bush, 1400 W. Committee
122nd Ave.,	Chairman	Since
Suite 100,			Certified Public
	(financial	September		2	None
Westminster,			Accountant
	expert), Lead	1987
CO DOB:	Independent
December 31,	Director
1939
Harold Rosen,

1 Middle		Since
Road,			Owner of Bi-Rite
	Director	December		2	None
Englewood,			Furniture Stores.
CO DOB: July		1995
4, 1927
Dr. Brian
Brody, 6901 S.
Pierce St.	Director and

Suite #380,	Audit	Since June	Doctor of Professional	2	None
Littleton, CO	Committee	2008	Psychology
DOB:	Member
September 23,
1952

Series One SAI page 6

Mark Bomber,
1011	S.
Valentia Street Director and
#91, Denver,		Audit	Since August	United Airlines Flight	2	None
CO DOB:		Committee	2013	Officer
October 18,		Member
1964
Darrell E.
Bush, 2714
West 118th			Since
Ave,		Director	September	Accountant	2	None
Westminster,			2013
CO DOB:
February 19,
1971
Prince Street
International
Ltd., Prince
Street Fund
Ltd., Prince
Street
Opportunities
Ltd., PS
Opportunities
Offshore Ltd.,

Peter				Senior Advisor for Prince		Prince Street
McKown, PO				Street Capital		Institutional
			Since			Ltd., PS
Box 100550,				Management LLC.,
		Director	December		2	Institutional
Denver, CO				Senior Partner of Prince
			2015			Offshore Ltd.,
DOB: June 14,				Street Capital
1958				Management LLC		Prince Street
Latin America
Ltd., PS Latin
America
Offshore Ltd.,
Prince Street
(India) Fund
Pte Ltd.,
Prince Street
Capital
Management
Pte Ltd.

Michael L.						World Capital
Gaughan, 115						Brokerage,
Carlisle Pl.,		Chief	Since
		Compliance		Employee of the Fund		Inc. and
Dorchester,			September		N/A
		Officer and		since 1995.		Investment
NJ DOB:			2004
November 29,		Secretary				Research
1967						Corporation

Series One SAI page 7

Patricia A.
Blum (54),
1636 Logan					World Capital
		Since June	Employee of the Fund
Street,	Vice President			N/A	Brokerage,
		2013	since 2001.
Denver, CO					Inc.
DOB: June 27,
1959

1. Trustees and officers of the fund serve until their resignation, removal or retirement.
2. Timothy Taggart is an "interested person" of the Fund as defined by the Investment Company Act of
1940 because of the following positions which he holds.
Timothy E. Taggart is the President, Treasurer and a Director of World Capital Brokerage, Inc. and is the
President, Treasurer and a Director of Investment Research Corporation.
John Pasco III is an "interested person" of the Fund as defined by the Investment Company Act of 1940 because of the following position which he holds.
John Pasco III is the Treasurer and a Director of Commonwealth Shareholder Services, Inc., the Fund´s
administrator. President and Director of Fund Services, Inc., the Fund´s transfer agent. President and
Director of Commonwealth Fund Accounting, Inc., the Fund´s accounting service agent.
Gerald Opalinski is an "interested person" of the Fund as defined by the Investment Company Act of 1940 because of the following position which he holds.
Gerald Opalinski is a registered representative of World Capital Brokerage, Inc.

Timothy E. Taggart is president and a director of the Distributor and the president and a director of
Investment Research Corporation.

Eddie R. Bush is the Fund’s Lead Independent Director. Mr. E. Bush is also the chairman of the Audit
Committee as well as serves on the Nominating Committee and Qualified Legal Compliance Committee.

None of the above named persons received any retirement benefits or other form of deferred compensation from the Fund. There are no other funds that together with the Fund constitute a Fund
Complex.

As of November 15, 2016, all officers and directors as a group (a total of 11) owned directly 11,631 of its shares or 0.32% of shares outstanding. Together, directly and indirectly, all the officers and directors as a group owned 23,339 shares or 0.68% of all shares outstanding.

As of November 15, 2016, officers, directors and members of the advisory board and their relatives owned of record and beneficially Fund shares with net asset value of approximately $412,260 representing approximately 2.53% of the total net assets of the Fund.

BOARD OF DIRECTORS
The management of the Fund believes that the business experience and educational background of the
Fund´s Directors and Officers set forth above make these individuals well qualified to serve the Fund in the positions that they hold. Specifically, Fund management believes that:

Timothy E. Taggart, Chairman, President and Director, has held his securities license since 1987. His knowledge of the securities industry is vast as owner and president of World Capital Brokerage, Inc., a registered Broker Dealer, and owner and president of Investment Research Corporation, a registered
Investment Advisor. Mr. Taggart is also a member of the Investment Committee and a FINRA Arbitrator.

John Pasco III, Director, has extensive experience in the Securities industry as Treasurer and a Director of a mutual fund administrator, President and a Director of a FINRA Registered Broker Dealer, President
and a Director of a mutual fund transfer and disbursing agent, President of two SEC Registered
Investment Advisers, President and Director of an accounting firm, President and a Director of a registered investment company of World Funds, Inc.

Series One SAI page 8

Eddie R. Bush, Fund Lead Independent Director, Audit Committee Chairman, Nominating Committee
member and Qualified Legal Compliance Committee member is a Financial Expert as a result of his extensive experience in mutual fund accounting and auditing as a certified public accountant with his own local accounting business in Colorado.

Harold Rosen, Fund Independent Director, Nominating Committee member and Qualified Legal
Compliance Committee member in his career as owner of Bi-Right Furniture Stores has gained valuable day-to-day experience in running a successful business.

Dr. Brian Brody, Fund Independent Director, Audit Committee member, Nominating Committee member and Qualified Legal Compliance Committee member in his position as a Doctor of Professional
Psychology with his own local practice in Colorado is an intelligent individual that provides the Board with valuable insight and knowledge into human behaviors that could affect Business and Shareholder action.

Gerald Opalinski, Director, owner of Opal Financial Services, has been registered with FINRA since
December of 1982. Besides his General Securities Representative license he also holds General
Securities Principal, Financial and Operations Principal, Introducing BD/Financial Operations Principal,
Municipal Securities Principal and Registered Options Principal licenses.

Mark Bomber, Fund Independent Director, Audit Committee member, Nominating Committee member and Qualified Legal Compliance Committee member is a long time fight officer for United Airlines and holds a Bachelor of Business Administration in finance from Notre Dame.

Darrell Bush, Fund Independent Director, Nominating Committee member and Qualified Legal
Compliance Committee member is an accountant who offers the Fund, and the Audit Committee, his professional financial opinions.

Peter McKown, Fund Independent Director, Nominating Committee member and Qualified Legal
Compliance Committee has extensive experience in the securities industry. He is the Senior Advisor for
Prince Street Capital Management LLC., and Senior Partner of Prince Street Capital Management LLC.

Eddie R. Bush is the Chairman of the Fund´s Audit Committee and is the Fund’s Lead Independent
Director. He reviews and reports to the Board quarterly on the validity of the accounting data provided to the Board.
It is the duty of the Fund Board to review, on a quarterly basis, the actions taken by Fund Management, including how management addressed any risk management issues confronting the Fund that arose during the previous quarter. This includes, in part, trade, expense and performance issues and data.

Under a standing item on the Agenda for each quarterly Fund Board meeting the Information provided to the Board by the management and staff of the Fund is used by the members of the Board to review and analyze risk(s) confronting the Fund on a quarterly basis. Each Director´s opinions, views and questions on risk management and any other issue concerning the Fund are directly communicated to the management and staff of the Fund, both at the quarterly Fund Board meetings and in necessary between board meetings, under the current leadership structure of the Fund Board.

Mr. E. Bush, Dr. Brody and Mr. Bomber are members of the Audit Committee whose main purpose is the review and oversight of the Fund´s financials. During the past fiscal year there were a total of four regular meetings held by the audit committee. Members of the Audit Committee are nominated and voted upon by the Board of Directors.

On September 23, 2010 an Investment Advisory Committee was formed with the purpose of offering investment advice to the senior portfolio manager of the Fund. The members of the Investment Advisory
Committee are Timothy Taggart and Robert Fleck.

The Fund has a Nominating Committee comprised of all of its independent Directors. The purpose of the
Nominating Committee is to nominate and interview individuals to serve on the Board of Directors. The

Series One SAI page 9

Nominating Committee was formed in September of 2016; therefore, it did not hold any meetings in the fiscal year ended July 31, 2016. The Nominating Committee will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating committee of the fund, addressed to the fund’s secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the committee.

The Fund has a Qualified Legal Compliance Committee. The Fund has designated its Audit Committee to serve as its Qualified Legal Compliance Committee. The Qualified Legal Compliance Committee reviews reports of evidence of a material violation of an applicable United States federal or state securities law, a material breach of fiduciary duty arising under United States federal or state law, or a similar material violation of any United States federal or state law (each, a “Material Violation”), determining whether an investigation is necessary with respect to any such report and, if deemed necessary or appropriate, investigating and recommending an appropriate response thereto. The Qualified Legal Compliance
Committee was formed in September of 2016; therefore, it did not hold any meetings in the fiscal year ended July 31, 2016.

		Aggregate Dollar Range of Equity
	Dollar Range of Equity Securities	Securities in All Registered
Name of Director		Investment Companies Overseen
	in the Fund	by Director in Family of Investment
		Companies
Timothy E. Taggart	$10,001 - $50,000	$10,001 - $50,000
Eddie R. Bush	$10,001 - $50,000	$10,001 - $50,000
Harold Rosen	$0	$0
John Pasco III	$0	$0
Dr. Brian Brody	$0	$0
Gerald Opalinski	$0	$0
Mark Bomber	$1 - $10,000	$1 - $10,000
Darrell Bush	$0	$0
Peter McKown	$0	$0

All officers, directors and members of the Funds advisory board in the aggregate (a total of 12) received total compensation of $33,656, from the Fund in fiscal year 2016. Directors of the Fund were compensated at the rate of $400 and $500 per meeting attended, and the board members who are members of the audit committee receive an additional $100 per meeting.
Out-of-town directors are also reimbursed for their travel expenses to meetings.

During the year ended July 31, 2016, Messrs. Taggart, E. Bush, Rosen, Pasco, Dr. Brody, Opalinski,
Bomber, D. Bush and McKown were the only directors serving during that year.

The Fund, its Investment Adviser (Investment Research Corporation) and its underwriter (World Capital
Brokerage, Inc.) have adopted a Code of Ethics under rule 17j-1 of the Investment Company Act. These
Code of Ethics contain guidelines for purchasing securities that are held by the Fund and are available by contacting the Fund at 800-525-2406.

PROXY VOTING POLICIES

For proxy votes cast on behalf of American Growth Fund:
Investment Research Corporation ("the adviser"), the investment adviser of the Fund, has a fiduciary duty to act solely in the best interests of the Fund. As it relates to proxy voting, the advisers recognizes that it must vote Fund securities in a timely manner and make voting decisions that are in the best interests of

Series One SAI page 10

the Fund.
The following are general policies of the adviser with respect to proxy voting but the adviser does reserve the right to depart from these policies, if such a departure is in the best interests of the Fund and its shareholders.
Election of Directors: Unless we are aware of extenuating circumstances, such as a proxy fight for board seats, the adviser will generally vote in favor of management´s slate of directors.
Appointment of Auditors: The adviser will generally vote in favor of the auditors recommended by management.
Changes In Capital Structure: The adviser will generally vote in accordance with management´s recommendation unless other information indicates that the Fund´s interests are better served by a vote against the proposal.
Other Proxy Issues: The adviser will consider other proxy issues on a case by case basis with the Fund´s interests determining the vote.
Conflicts of Interest: The adviser recognizes that there may be situations where a proxy issue presents a conflict of interest between the interest of the Fund and the adviser´s representative casting the proxy vote. If a conflict exists, any votes inconsistent with this policy will be submitted to the Fund´s Board of
Directors for review and approval.
The President of the Fund is responsible for voting all proxies. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-525-2406 or through the Fund´s website at
www.americangrowthfund.com and on the Security and Exchange Commission´s website at
http://www.sec.gov.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

Control Persons. No person controls more the 25% of the Fund´s voting securities.
Management Ownership. All officers and directors own a combined total of 0.32% of Fund shares.

INVESTMENT ADVISORY AGREEMENT

Since the organization of the Fund in 1958, its investment adviser for Class A, Class B, Class C and
Class D shares has been Investment Research Corporation ("IRC"), 1636 Logan Street, Denver,
Colorado 80203.

Under the terms of its advisory agreement with the Fund, the Adviser is paid an annual fee of one percent of the Fund´s average net assets up to $30,000,000 of such assets and three-fourths of one percent of such assets above $30,000,000. This fee and all other expenses of the Fund are paid by the Fund. The fee is computed daily based on the assets and paid on the fifth day of the ensuing month. For this fee the
Adviser manages the portfolio of the Fund and furnishes such statistical and analytical information as the
Fund may reasonably require.
IRC will obtain assistance from employees of World Capital Advisors ("WCA"), who will be acting in the capacity of employees of IRC, in managing Series One and Series Two. In return for receiving such services IRC pays those employees up to the full amount of its investment advisory fee.

The advisory agreements require the Fund to pay its own expenses subject to the limitations set by the securities laws in effect from time to time in the states in which the Fund´s securities are then registered for sale or are exempt from registration and offered for sale. The categories of expenses paid by the Fund are set forth in detail in the Fund´s financial statements. Currently the Fund´s securities are either registered for sale or are exempt from registration and offered for sale in all fifty states, the District of
Columbia and the Commonwealth of Puerto Rico.

Total advisory fees paid by the Fund to the Investment Research Corporation in fiscal years 2014, 2015 and 2016 were $147,561, $153,768 and $142,413 resulting in management fees of 1.00%, 1.00% and
1.00% of average net assets, respectively.

The advisory agreement will continue from year to year so long as such continuance is specifically

Series One SAI page 11

approved annually either by the vote of the entire board of directors of the Fund or by the vote of a majority of the outstanding shares of the Fund, and in either case by the vote of a majority of the directors who are not interested persons of the Fund or the Adviser cast in person at a meeting called for the purpose of voting on such approval. The advisory agreement may be canceled without penalty by either party upon 60 days notice and automatically terminates in the event of assignment.

PRINCIPAL UNDERWRITER
World Capital Brokerage, Inc., at 1636 Logan Street, Denver, CO 80203, is the underwriter and distributor for the Fund. Timothy E. Taggart is the President and a Director of the Underwriter.
Total fees paid to the Underwriter/Distributor for the fiscal years 2014, 2015 and 2016 were $5,113,
$5,288 and $3,341, respectively.

SERVICE AGREEMENTS
The Fund´s Transfer Agent is Fund Services, Inc. and was paid, $70,587 for the 2014 fiscal year, $85,311 for the 2015 fiscal year and $56,626 for the 2016 fiscal year.
UMB Bank is the Fund´s Custodian. For the fiscal years 2014, 2015 and 2016 total fees paid to the
Custodian were $4,210, $11,728 and $10,688, respectively.
Tait, Weller and Baker, LLP is the Fund´s auditors. For the fiscal years 2014, 2015 and 2016 total fees paid to the Auditor were $33,600, $33,662 and $33,600, respectively.

OTHER INVESTMENT ADVICE
No other person advises the Fund.

DEALER REALLOWANCES. No front-end sales loads were reallowed to dealers.

RULE 12b-1 PLANS The Fund´s directors have adopted separate 12b-1 plans for Class A, B and C that allow each class to pay distribution fees for the sales and distribution of its shares. Class A shares are subject to an annual 12b-1 fee no greater than 0.30% of average net assets. For approximately seven years after you buy Class B shares, they are subject to annual 12b-1 fees no greater than 1% of average daily net assets, of which 0.25% are service fees paid to the Distributor, dealers or others for providing services and maintaining accounts. Class C shares are subject to an annual 12b-1 fee which may not be greater than 1% of average daily net assets, of which 0.25% is service fees and 0.75% is distribution fees paid to the distributor, dealers or others for providing personal services and maintaining shareholder accounts.

For the fiscal year ended July 31, 2016 principal types of activities for which payments were made, including those amounts, are;

Type	Amount
Advertising	$0
Printing and mailing of prospectuses to other than	$0
current shareholders
Compensation to the Underwriter	$3,341
Compensation to the Broker-Dealer	$17,952	*
Compensation to sales personnel Interest, carrying,	$0
or other financial charges
Other (specify)	$0

* Of which $127 was retained by the distributor.
In addition to the for mentioned service fees, the 12b-1 plan allows for reimbursement to the Distributor of expenses incurred. Expenses are reimbursed on an ongoing basis, subject to review by the board of directors and do not carryover from year to year.
The Fund does not participate in any joint distribution activities.
No affiliated person of the Fund has a direct or indirect financial interest in the operation of the 12b-1 plan or related agreements.

Series One SAI page 12

The Fund anticipates the 12b-1 plan to provide the Fund and its shareholders with a high level of service.
The 12b-1 plan is subject to the review of the board of directors quarterly.

OTHER SERVICE PROVIDERS
No other person provides significant administrative or business affairs management services for the
Fund.

PORTFOLIO MANAGERS
The Fund is managed by an Investment Committee made up of; Timothy Taggart, the Fund´s President who has been a member of the Investment Committee since capacity since April of 2011, and Robert
Fleck, employee of the Adviser who has acted in this capacity since April of 2011. Neither individual receives any direct compensation, salary, bonus, deferred compensation, retirement plans or other arrangements. Neither individual manages any other funds. As of 11/15/16 Mr. Taggart owned between
$10,001 – 50,000 of Series One Fund shares. Mr. Fleck owned between $100,001-$500,000 of Series
One Fund shares

DISTRIBUTION OF SHARES
The Fund´s distributor is World Capital Brokerage, Inc., (WCB or the Distributor) 1636 Logan Street,
Denver, Colorado 80203, which continuously sells the Funds shares to dealers and directly to investors.
The offering of the Funds shares is subject to withdrawal or cancellation at any time. The Fund and the
Distributor reserve the right to reject any order for any reason.

The Fund offers four classes of shares with a par value $.01 per share. The shares are fully paid and non-assessable when issued. The Fund offers four classes of shares; Class A, Class B, Class C and
Class D shares of the Fund represent an identical interest in the investment portfolio. All four classes of the Fund have the same rights, except that Class A, Class B, and Class C shares bear the expenses of ongoing service fees and distribution fees, Class B, and Class C may bear the additional incremental transfer agency costs resulting from the deferred sales charge arrangements, and Class B shares have a conversion feature. The fees that are imposed on Class A, Class B, and Class C shares are imposed directly against those classes and not against all assets of the Funds and, accordingly, such charges do not affect the net asset value of any other class or have any impact on investors choosing another sales charge option. Dividends paid by the Fund for each class of shares are calculated in the same manner at the same time and will differ only to the extent that distribution and service plan fees and any incremental transfer agency or other costs relating to a particular class are borne exclusively by that class. Class A,
Class B, and Class C shares each have exclusive voting rights with respect to the distribution and service plan adopted with respect to such class pursuant to which distribution and service plan fees are paid, except that because Class B shares convert automatically to Class A shares approximately seven years after issuance. The distribution and service plan for Class A shares is also subject to the right of Class B shareholders to vote with respect to it.

The Fund has entered into separate distribution agreements with the Distributor in connection with the offering of each class of shares of the Fund (the "Distribution Agreements"). The Distributor has made no firm commitment to take any Fund shares from the Fund and is permitted to buy only sufficient shares to fill unconditional orders placed with it by investors and selected investment dealers. The Distribution
Agreements obligate the Distributor to pay certain expenses in connection with the offering of each class of shares of the Fund. After the prospectuses, statements of additional information and periodic reports have been prepared, set in type and mailed to shareholders, the Distributor pays for the printing and distribution of copies thereof used in connection with the offering to dealers and investors. The Distributor also pays for other supplementary sales literature and advertising costs.

Fund shares may be purchased at the public offering price through the Distributor or through broker-
dealers who are members of the Financial Industry Regulatory Authority who have sales agreements with the Distributor. The Prospectus contains information concerning how the public offering price of the Funds shares is determined. The Distributor allows dealers discounts or concessions from the applicable public offering price on Class A, and Class D shares. Concessions are alike for all dealers in the United States and its territories, but the Distributor may pay additional compensation for special services. On direct

Series One SAI page 13

sales to customers through its own sales representatives, the Distributor pays to them such portion of the sales commission as it deems appropriate.

Initial Sales Alternatives - Class A and Class D Shares. The gross sales charges for the sale of Class D shares for the fiscal years ended July 31, 2014, 2015, and 2016 were $1,393, $262 and $2,789 respectively. The gross sales charges for the sale of Class A shares for the fiscal years ended July 31,
2014, 2015, and 2016 were $26,344, $32,775 and $18,222 respectively. For the fiscal years ended July
31, 2014, 2015, and 2016, for the sale of Class D shares the Distributor retained $1,241, $169 and $581 respectively, as its portion of commissions paid by purchasers of the Fund´s shares after allowing as concessions to other dealers $152, $93 and $2,208 respectively. For the period ended July 31, 2016, for the sale of Class A shares the Distributor retained $2,849 as its portion of commissions paid by purchases of the Fund´s shares after allowing as concession to other dealers $15,373.

The following sample calculation of the public offering price of one Class A Class B, Class C and Class D share of the Fund is based on the net asset value of one Class A and Class D share as of July 31, 2016 and a transaction with an applicable sales charge at the maximum rate of 5.75%.

Net asset value per	Class D	Class A	Class B	Class C
share
(Total net
assets/Total shares $ 4.65		$4.40	$3.80	$3.79
outstanding)

(5.75% of offering	0.28	0.27	0.00	0.00
price)
Maximum offering
price per share	$4.93	$4.67	$3.80	$3.79

Investment Plans. Investors have flexibility in the purchase of shares under the Fund´s investment plans.
They may make single, lump-sum investments and they may add to their accounts on a regular basis, including through reinvestment of dividends and capital gains distributions.

An investor may elect on his application to have all dividends and capital gains distributions reinvested or take income dividends in cash and have any capital gains distributions reinvested. An investor may also retain the option of electing to take any year´s capital gains distribution in cash by notifying the Fund of his choice to do so in writing.

The Internal Revenue Code contains limitations and restrictions upon participation in all forms of qualified plans and for contributions made to retirement plans for tax years beginning after December 31, 1986.
Consultation with an attorney or a competent tax advisor regarding retirement plans is recommended. A discussion of the various qualified plans offered by the Fund is contained elsewhere in this Statement of
Additional Information.

Investor´s Right of Accumulation. For Class A, Class E and Class D shareholders the value of all assets held the day an order is received which qualifies for rights of accumulation may be combined to determine the aggregate investment of any person in ascertaining the sales charge applicable to each subsequent purchase. For example, for any person who has previously purchased and still holds Class A or Class D shares, respectively, with a value (at current offering price) of $20,000 on which he paid a charge of
5.75% and subsequently purchases $80,000 of additional Class A or Class D shares, respectively, the charge applicable to the trade of $80,000 would be 3.50%.

The Distributor must be notified by the shareholder when a purchase takes place if the shareholder wishes to qualify for the reduced charge on the basis of previous purchases. The reduced sales charge is inapplicable to income dividends and capital gain distributions which are reinvested at net asset value.
The reduced charge is subject to confirmation of the investors holdings through a check of the Funds

Series One SAI page 14

records.

Letter of Intent. For Class A and Class D shareholders any person (as defined under Calculation of Net
Asset Value) may sign a letter of intent covering purchases to be made within a period of thirteen months
(which may include the preceding 90 days) and thereby become eligible for the reduced sales charge applicable to the total amount purchased, provided such amount is not less than $50,000. After a letter of intent is established, each future purchase will be made at the reduced sales charge applicable to the intended dollar amount noted on the application. Reinvestment of income dividends and capital gains distributions is not considered a purchase hereunder. If, within the 13-month period, ownership of the designated class of Fund shares does not reach the intended dollar amount, the difference between what you paid for such shares and the amount which would have been paid for them must be promptly paid as if the normal sales commission applicable to such purchases had been charged. The difference between the sales charge as applied to a regular purchase and the sales charge as applied on the letter of intent will be held in escrow in the form of shares (computed to the nearest full share) and can be retained by the Fund. If during the 13-month period the intended dollar amount is increased, a new or revised letter of intent must be signed and complied with to receive a further sales charge reduction. This reduction will apply retroactively to all shares theretofore purchased under this letter.

Automatic Investment Plan. After making an initial investment, a shareholder may make additional purchases at any time either through the shareholder´s securities dealer, or by mail directly to the transfer agent. Voluntary accumulation also can be made through a service known as the Fund´s Automatic
Investment Plan whereby the Fund is authorized through pre-authorized checks or automated clearing house debits to charge the regular bank account of the shareholder on a regular basis to provide systematic additions to the account of such shareholder.

Deferred Sales Charges. As discussed in the Prospectuses, Class B shares redeemed within seven years of purchase, Class C shares redeemed within one year of purchase, and certain purchases of
Class A and Class D shares at net asset value and redeemed within one year of purchase, are each subject to a Contingent Deferred Sales Charge. However, under most circumstances, the charge is waived on redemptions in connection with certain post-retirement withdrawals from an IRA or other retirement plan or following the death or disability of a shareholder. Redemptions for which the waiver applies are: (a) any partial or complete redemption in connection with a distribution following retirement under a tax-deferred retirement plan or attaining age 59 1/2 in the case of an IRA or other retirement plan, or part of a series of equal periodic payments (not less frequently than annually) made for life (or life expectancy) or any redemption resulting from the tax-free return of an excess contribution to an
IRA; or (b) any partial or complete redemption following the death or disability (as defined in the Internal
Revenue Code) of a shareholder (including one who owns the shares as joint tenant with his or her spouse), provided the redemption is requested within one year of the death or initial determination of disability. The contingent deferred sales charge (CDSC) is waived on redemption of shares in connection with a Systematic Withdrawal Plan where the total withdrawal is less then 12% of the previous year value or of the original purchase, whichever is greater.

For the fiscal year ended July 31, 2016, the Distributor received CDSCs of $119, with respect to redemptions of Class B shares, all of which was paid to the Distributor. For the fiscal year ended July 31,
2016 the Distributor received $400 CDSCs with respect to redemptions of Class C shares.

From time to time the Distributor may pay a finder´s fee to Selling Group Members not to exceed 1% of the purchase for net asset value trades over one million dollars.

AUTOMATIC CASH WITHDRAWAL PLAN

The Automatic Withdrawal Plan is designed as a convenience for those shareholders wishing to receive a stated amount of money at regular intervals from their investment in shares of the Fund. A Plan is opened by completing an application for such Plan and surrendering to the Fund all certificates issued to the investor for Fund shares. No minimum number of shares or minimum withdrawal amount is required.
Withdrawals are made from investment income dividends paid on shares held under the Plan and, if

Series One SAI page 15

these are not sufficient, from the proceeds from redemption of such number of shares as may be necessary to make periodic payments. As such redemptions involve the use of capital, over a period of time they will very likely exhaust the share balance of an account held under a Plan and may result in capital gains taxable to the investor. Use of a Plan cannot assure realization of investment objectives, including capital growth or protection against loss. Price determinations with respect to share redemptions are generally made on the 23rd of each month or the next business day thereafter. Proceeds from such transactions are generally mailed three business days following such transaction date.

Withdrawals concurrent with purchases of additional shares may be inadvisable because of duplication of sales charges. Single payment purchases of shares in amounts less than $5,000 in combination with a withdrawal plan will not ordinarily be permitted. No withdrawal plan will be permitted if the investor is also a purchaser under a continuous investment plan. Either the owner or the Fund may terminate the Plan at any time, for any reason, by written notice to the other.

Investment income dividends paid on shares held in a withdrawal plan account will be credited to such account and reinvested in additional Fund shares. Any optional capital gains distributions will be taken in shares, which will be added to the share balance held in the Plan account. Dividends and distributions paid into the Plan account are taxable for federal income tax purposes.

RETIREMENT PLANS

The Fund makes available retirement plan services to all classes of its shares. Investors in the Fund can establish accounts in any one of the retirement plans offered by the Fund. Each participant in a retirement plan account is charged a $20 annual service fee to offset expenses incurred in servicing such accounts.
Dividends and capital gains distributions are automatically reinvested. Under each of the plans, the
Fund´s retirement plan custodian or successor custodian provides custodial services required by the
Internal Revenue Code (the "Code") including the filing of reports with the Internal Revenue Service.
Consultation with an attorney or competent tax advisor is recommended before establishing any retirement plan. Brochures which describe the following retirement plans and contain IRS model or prototype plan documents may be obtained from the Distributor. The Distributor, in its sole discretion, may reimburse a Fund shareholder for any penalties which the shareholder may incur in transferring assets from a retirement plan established with a third party to one or more of the retirement plans offered by the
Fund. No such reimbursement shall exceed the amount of the dealer concession which the Distributor would otherwise pay to a dealer in conjunction with the investment by the shareholders in the Funds retirement plan(s).

INDIVIDUAL RETIREMENT ACCOUNTS. The Fund makes available a model Individual Retirement
Account (IRA) under Section 408(a) of the Code on IRS Form 5305-A. A qualified individual may invest annually in an IRA. Persons who are not eligible to make fully deductible contributions will be able to make non-deductible contributions to their IRAs, subject to limits specified in the Code, to the extent that deductible contributions are not allowed. IRA earnings on non-deductible, as well as deductible, contributions will accumulate tax deferred. An IRA account may also be established in a tax-free roll-over transfer within 60 days of receipt of a lump sum distribution from a qualified pension plan resulting from severance of employment or termination by the employer of such a plan.

The Code provides for penalties for violation of certain of its provisions including, but not limited to, contributions in excess of the stipulated limitations, improper distributions and certain prohibited transactions. To afford plan holders the right of revocation described in the IRA disclosure statements, investments made in a newly established IRA may be canceled within seven days of the date the plan holder signed the Custodial Agreement by writing the Fund´s retirement plan custodian.

SIMPLIFIED EMPLOYEE PENSION PLANS. The Fund makes available model Simplified Employee
Pension Plans (SEPs) on IRS Form 5305-SEP and Salary Reduction Simplified Employee Pension Plans
(SARSEPs) on IRS Form 5305A-SEP. By adopting a SEP, employers may contribute to each eligible employees own IRA. Commencing with tax years beginning after December 31, 1986, salary reduction contributions may be made to SEPs maintained by employers meeting certain qualifications specified in

Series One SAI page 16

the Code.

TEACHER AND NON-PROFIT EMPLOYEE RETIREMENT PLAN. Employees of tax exempt, charitable, religious and educational organizations described in Section 501(c)(3) of the Code, and employees of public school systems and state and local educational institutions, may establish a retirement plan under
Section 403(b) of the Code.

PROTOTYPE MONEY PURCHASE AND PROFIT-SHARING PENSION PLANS. Available generally to employers, including self-employed individuals, partnerships, subchapter S corporations and corporations.

DISTRIBUTION PLANS
Reference is made to Purchase of Shares--Distribution Plans in the Prospectuses for certain information with respect to separate distribution plans for Class A, Class B, and Class C shares pursuant to Rule 12b-
1 under the Investment Company Act of the Fund (each a "Distribution Plan") and with respect to the shareholder service and distribution fees paid by the Fund to the Distributor with respect to such classes.

Payments of the shareholder service fees and/or distribution fees are subject to the provisions of Rule
12b-1 under the Investment Company Act of 1940. Among other things, each Distribution Plan provides that the Distributor shall provide and the Directors shall review quarterly reports of the disbursement of the service fees and/or distribution fees paid to the Distributor. In their consideration of each Distribution
Plan, the Directors must consider all factors they deem relevant, including information as to the benefits of the Distribution Plan to the Fund and its related class of shareholders. Each Distribution Plan further provides that, so long as the Distribution Plan remains in effect, the selection and nomination of Directors who are not interested persons of the Fund, as defined in the Investment Company Act (the Independent
Directors), shall be committed to the discretion of the Independent Directors then in office. In approving each Distribution Plan in accordance with Rule 12b-1, the Independent Directors considered the potential benefits that the Distribution Plans could provide to the Fund and the respective classes and their shareholders, and concluded that there is reasonable likelihood that such Distribution Plan will benefit the
Fund and its shareholders. Each Distribution Plan can be terminated at any time, without penalty, by the vote of a majority of the Independent Directors or by the vote of the holders of a majority of the outstanding voting securities of the applicable class. A Distribution Plan cannot be amended to increase materially the amount to be spent there under without the approval of the applicable class of shareholders, and all material amendments are required to be approved by the vote of Directors, including a majority of the Independent Directors who have no direct or indirect financial interest in such
Distribution Plan, cast in person at a meeting called for that purpose. Rule 12b-1 further requires that the
Fund preserve copies of each Distribution Plan and any report made pursuant to such plan for a period of not less than six years from the date of such Distribution Plan or such report, the first two years in an easily accessible place.

For the fiscal year ended July 31, 2016, the Fund paid the Distributor $17,139 (based on an average net assets relating to the Class A shares of approximately $5,745,815) pursuant to the Class A Distribution
Plan, $13,309 of which was paid to other broker-dealers for providing account maintenance and distribution-related services in connection with the Class A shares and $680 was retained by the
Distributor. For the fiscal year ended July 31, 2016, the Fund paid the Distributor $1,415 (based on average net assets relating to the Class B shares of approximately $142,266) pursuant to the Class B
Distribution Plan, $308 of which was paid to other broker-dealers of which $0 was retained by the distributor. For the fiscal year ended July 31, 2016, the Fund paid the Distributor $25,288 (based on average net assets relating to the Class C shares of approximately $2,543,918) pursuant to the Class C
Distribution Plan, $20,372 of which was paid to other broker-dealers for providing account maintenance and distribution-related services in connection with the Class A shares and $426 was retained by the
Distributor. At July 31, 2016, the net assets of the Fund subject to the Class B Distribution Plan aggregated approximately $145,146. At this net asset level, the annual fee payable pursuant to the Class
B Distribution Plan would aggregate approximately $1,452. At July 31, 2016, the net assets of the Fund subject to Class C Distribution Plan approximated $2,696,868. At this asset level, the annual fee payable pursuant to the Class C Distribution Plan would approximate $26,969.

Series One SAI page 17

Net Asset Value Purchases of Class A Shares. Class A shares of the Fund may be purchased at net asset value through certain organizations (which may be broker-dealers, banks or other financial organizations)(Processing Organizations) which have agreed with the Distributor to purchase and hold shares for their customers. A Processing Organization may require persons purchasing through it to meet the minimum initial or subsequent investments, which may be higher or lower than the Fund´s minimum investments, and may impose other restrictions, charges and fees in addition to or different from those applicable to other purchasers of shares of the Fund. Investors contemplating a purchase of Fund shares through a Processing Organization should consult the materials provided by the Processing Organization for further information concerning purchases, redemptions and transfers of Fund shares as well as applicable fees and expenses and other procedures and restrictions. Certain Processing Organizations may receive compensation from the Adviser and the Distributor.

Class A shares of the Fund may also be purchased at net asset value by an investment adviser registered with the Securities and Exchange Commission or appropriate state authorities who clears such
Fund transactions through a broker-dealer, bank or trust company (each of which may impose transaction fees with respect to such transactions) and who either purchases shares for its own account or for accounts for which the investment adviser is authorized to make investment decisions. Such investment advisers may impose charges and fees on their clients for their services, which charges and fees may vary from investment adviser to investment adviser.

Class A shares may be offered at net asset value in connection with the acquisition of assets of other investment companies. Class A shares also are offered at net asset value, without sales charge, to an investor who has a business relationship with an American Growth Fund Distribution Plan, if certain conditions set forth in the Statement of Additional Information are met.

The Fund also sells its Class A shares at net asset value in connection with a qualified rollover of assets held in a previously existing tax-exempt retirement plan (including an IRA, 401(k) plan or 403(b) plan)
through broker-dealers who have entered into an agreement with the Underwriter relating to such rollovers.

BROKERAGE
Decisions to buy and sell securities for the Fund, assignment of its portfolio business, and negotiation of its commission rates, where applicable, are made by the Fund´s securities order department. The Fund does not have any agreement or arrangement to use any particular broker for its portfolio transactions.
The Fund´s primary consideration in effecting a security transaction will be execution at the most favorable price. When selecting a broker-dealer to execute a particular transaction, the Fund will take the following into consideration: the best net price available; the reliability, integrity and financial condition of the broker-dealer; the size of and difficulty in executing the order; the value of the expected contribution of the broker-dealer to the investment performance of the Fund on a continuing basis; sales of Fund shares;
and the value of brokerage, research and other services provided by the broker-dealer. The commission charged by a broker may be greater than the amount another firm might charge if the management of the
Fund determines in good faith that the amount of such commissions is reasonable in relation to the value of the brokerage and research services provided by such broker.

Portfolio transactions placed through dealers serving as primary market makers are effected at net prices, without commission as such, but which include compensation to the dealer in the form of mark up or mark down. In certain instances the Fund may make purchases of underwritten issues at prices which include underwriting fees. When making purchases of underwritten issues with fixed underwriting fees, the Fund may designate broker-dealers who have agreed to provide the Fund with certain statistical, research, and other information, or services which are deemed by the Fund to be beneficial to the Fund´s investment program. With respect to money market instruments, the Fund anticipates the portfolio securities transactions will be effected with the issuer or with a primary market maker acting as principal for the securities on a net basis (without commissions).

Any statistical or research information furnished to the Adviser may be used in advising its other clients.

Series One SAI page 18

Generally, no specific value can be determined for research and statistical services furnished without cost to the Fund by a broker-dealer. The Fund is of the opinion that the material is beneficial in supplementing research and analysis provided by the Fund´s Adviser.

The Fund may use affiliated brokers, as that term is defined in the Investment Company Act, if in the
Adviser´s best judgment based on all relevant factors, the affiliated broker is able to implement the policy of the Fund to obtain, at reasonable expense, the best execution (prompt and reliable execution at the most favorable price obtainable) of such transactions. The Adviser need not seek competitive commission bidding but is expected to minimize the commissions paid to the extent consistent with the interest and policies of the Fund as established by its Board of Directors. Purchases of securities from underwriters include a commission or concession paid by the issuer to the underwriter, and purchases from dealers include a spread between the bid and asked price.

The Fund paid total brokerage commissions of $0, $0, and $0 in fiscal years 2014, 2015, and 2016, respectively. The Fund did not purchase securities offered by any broker-dealer that executed portfolio transactions during such fiscal years. The Fund paid brokerage commissions of $0, $0, and $0 in fiscal years 2014, 2015 and 2016 to World Capital Brokerage, the distributor and an affiliate of the Fund.
Commissions and sales charges paid by investors on the purchase of Fund shares totaled $28,359,
$30,038 and $21,293 in fiscal years 2014, 2015, and 2016 respectively, of which $5,736, $5,238 and
$127 were retained by World Capital Brokerage. The aggregate dollar amount of transactions effected through World Capital Brokerage involving the payment of commissions represented 100% of the aggregate dollar amount of all transactions involving the payment of commissions during 2016.

While some stocks considered in the opinion of management to be least sensitive to business declines will be maintained as long term holdings, others considered most sensitive to such declines will be sold whenever in management´s judgment economic conditions may be in for a major decline. Resulting funds may be temporarily invested in United States Government securities, high-grade bonds and high-grade preferred stocks, until management believes business and market conditions indicate that reinvestment in common stocks is desirable. The portfolio turnover rate of the Fund for the fiscal years ended July 31,
2014, 2015, and 2016 was less than 8%, 2% and 3%, respectively.

CALCULATION OF NET ASSET VALUE
The Fund offers its shares continuously to the public at their net asset value next computed after receipt of the order to purchase plus any applicable sales charge. Net asset value is determined as of the close of business on the New York Stock Exchange each day the Exchange is open for trading, and all purchase orders are executed at the next price that is determined after the order is received. Orders received and properly time-stamped by dealers and received by the Distributor prior to 2:00 p.m. Denver time on any business day will be confirmed at the public offering price effective at the close on that day.
Orders received after such time will be confirmed at the public offering price determined as of the close of the Exchange on the next business day. It is the responsibility of the dealers to remit orders promptly to the Distributor. The New York Stock Exchange is closed on the following holidays: New Year´s Day,
Martin Luther King Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day,
Thanksgiving Day and Christmas Day.

In determining net asset value, securities traded on the New York Stock Exchange or other stock exchange approved for this purpose by the board of directors will be valued on the basis of the closing sale thereof on such stock exchange, or, if such sale is lacking, at the mean between closing bid and asked prices on such day. If no bid and asked prices are quoted for such day or information as to New
York or other approved exchange transactions is not readily available, the security will be valued by reference to recognized composite quotations or such other method as the board of directors in good faith deems will reflect its fair market value. Securities not traded on any stock exchange but for which market quotations are readily available are valued on the basis of the mean of the last bid and asked prices.
Short-term securities are valued at the mean between the closing bid and asked prices or by such other method as the board of directors determines to reflect their fair market value. The board of directors in good faith determines the manner of ascertaining the fair market value of other securities and assets.

Series One SAI page 19

The net asset price of Fund shares will be computed by deducting total liabilities from total assets. The net asset value per share will be ascertained by dividing the Fund´s net assets by the total number of shares outstanding, exclusive of treasury shares and shares tendered for redemption the redemption price of which has been determined. Adjustment for fractions will be made to the nearest cent.

The per share net asset value of Class A, Class B, and Class C shares generally will be lower than the per share net asset value of the Class D shares reflecting the daily expense accruals of the service, distribution and higher transfer agency fees applicable with respect to the Class A, Class B, and Class C shares. The per share net asset value of the Class B and Class C shares generally will be lower than the per share net asset value of Class A shares reflecting the daily expense accruals of the service and distribution fees and higher transfer agency fees applicable with respect to Class B and Class C shares of the Fund. It is expected, however, that the per share net asset value of the classes will tend to converge
(although not necessarily meet) immediately after the payment of dividends or distributions, which will differ by approximately the amount of the expense accrual differential between the classes.

DIVIDENDS, DISTRIBUTIONS AND TAXES

As a regulated investment company, the Fund will not be subject to U.S. federal income tax on its income and gains which it distributes as dividends or capital gains distributions provided that it distributes to shareholders at least 90% of its investment company taxable income for the taxable year. The Fund intends to distribute sufficient income to meet this qualification requirement.

The per share dividends and distributions on Class A, Class B, and Class C shares will be lower than the per share dividends and distributions on Class D shares as a result of the account maintenance, distribution and higher transfer agency fees applicable with respect to the Class A, Class B, and Class C shares; similarly, the per share dividends and distributions on Class A shares will be higher than the per share dividends and distributions on Class B and Class C shares as a result of the lower account maintenance fees applicable with respect to the Class A shares and a lower distribution fee. See
Calculation of Net Asset Value.

Net capital gains (which consist of the excess of net long-term capital gains over net short-term capital losses) are not included in the definition of investment company taxable income. The Board of Directors will determine at least once a year whether to distribute any net capital gains. A determination by the
Board of Directors to retain net capital gains will not affect the ability of the Fund to qualify as a regulated investment company. If the Fund retains for investment its net capital gains, it will be subject to a tax of
35% of the amount retained. In that event, the Fund expects to designate the retained amount of undistributed capital gains in a notice to its shareholders who (i) if subject to U.S. federal income tax on long-term capital gains, will be required to include in income for tax purposes as long term-capital gain, their shares of such undistributed amount, and (ii) will be entitled to credit their proportionate shares of the 35% tax paid by the Fund against their U.S. federal income tax liabilities and to claim refunds to the extent the credit exceeds such liabilities. For U.S. federal income tax purposes, the tax basis of shares owned by a shareholder of the Fund will be increased by an amount equal to 65% of the amount of undistributed capital gains included in the shareholder´s gross income.

Under the Code, amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To avoid the tax, the Fund must distribute during each calendar year (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98% of its capital gains in excess of its capital losses for the twelve-month period ending on October 31 of the calendar year, and (3) all ordinary income and net capital gains for previous years that were not distributed during such years. To avoid application of the excise tax, the Fund intends to make distributions in accordance with the calendar year distribution requirement. A distribution will be treated as paid on December 31 of the calendar year if it is paid during the calendar year or if declared by the Fund in October, November or December of such year, payable to shareholders of record on a date in such month and paid by the Fund during January of the following year. Any such distributions paid during January of the following year will be taxable to shareholders as of
December 31, rather than the date on which the distributions are received.

Series One SAI page 20

Dividends of investment company taxable income (which includes interest and the excess of net short-
term capital gains over net long-term capital losses) are taxable to a shareholder as ordinary income, whether paid in cash or shares. Pursuant to the Jobs and Growth Relief Reconciliation Act of 2003,
certain ordinary income distributions made to you may be from qualified dividend income and may qualify for a lower tax rate (which consists of the excess of long-term capital gains over net short-term capital losses), if any, are taxable as long-term capital gains, whether paid in cash or in shares, regardless of how long the shareholder has held the Fund shares, and are not eligible for the dividends received deduction.

Upon a sale or exchange of its shares, a shareholder will realize a taxable gain or loss depending upon its basis in the shares. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder´s hands and such capital gain or loss will be long-term capital gain or loss if the shares have been held for more than one year. Any loss realized on a sale or exchange will be disallowed to the extent the shares disposed of are replaced within a period of 61 days, beginning 30 days before and ending 30 days after disposal of the shares. Any loss realized by a shareholder on the sale of shares of the Fund held by the shareholder for six months or less will be treated for tax purposes as a long-term capital loss to the extent of any distributions of net capital gains received by the shareholder with respect to such shares.

Shareholders receiving distributions in the form of newly issued shares will have a cost basis in each share received equal to the fair market value of a share of the Fund on the distribution date. Shareholders will be notified annually as to the U.S. federal income tax status of distributions and shareholders receiving distributions in the form of newly issued shares will receive a report as to the fair market value of the shares received. If the net asset value of shares is reduced below a shareholder´s cost as a result of a distribution by the Fund, such distribution will be taxable even though it represents a return of invested capital. Investors should be careful to consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at this time may reflect the amount of the forthcoming distribution. Those purchasing just prior to a distribution will receive a distribution which will nevertheless be taxable to them.

Income received by the Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Income tax treaties between certain countries and the United
States may reduce or eliminate such taxes. It is impossible to determine in advance the effective rate of foreign tax to which the Fund will be subject, since the amount of the Fund assets to be invested in various countries is not known. It is not anticipated that shareholders will be entitled to claim foreign tax credits with respect to their share of foreign taxes paid by the Fund.

Distributions may also be subject to additional state, local and foreign taxes depending on each shareholder´s particular situation. Shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the shares of the Fund.

If a shareholder has elected to receive dividends and/or capital gain distributions in cash and the postal or other delivery service is unable to deliver checks to the shareholder´s address of record, such shareholder´s distribution option will automatically be converted to having all dividends and other distributions reinvested in additional shares. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

The foregoing is a general and abbreviated summary of the applicable provisions of the Code and
Treasury Regulations presently in effect. For the complete provisions, reference should be made to the pertinent Code sections and the Treasury Regulations promulgated thereunder. The Code and the
Treasury Regulations are subject to change by legislative or administrative action either prospectively or retroactively.

Series One SAI page 21

PERFORMANCE DATA

See the discussion of performance information in the Fund´s prospectuses under the heading,
Performance Information. The average annual total returns are calculated pursuant to the following formula: P(1 + T)n = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period at the end of the 1, 5 or 10 year periods).

For the periods ended July 31, 2016, the average annual total returns at maximum offering price for the
Class D shares of the Fund was -7.59% for 1 year, 9.98% for 5 years, 3.86% for 10 years and 0.65% for
15 years. For the year ended July 31, 2016, the average annual total return at maximum offering price for the Fund´s Class A shares was -7.76% for 1 year, 9.62% for 5 years, 3.37% for ten years and 0.37% for
15 years, Class B shares was -3.06% for 1 year, 10.18% for 5 years, 3.29% for ten years, and 0.03% for
15 years, and Class C shares was -2.82% for 1 year, 10.22% for 5 years, 3.26% for ten years and 0.01%
for 15 years.

In addition to the standardized calculation of annual total return, the Fund may from time to time use other methods of calculating its performance in order to illustrate the effect of a hypothetical investment in a plan or the effect of withdrawing funds from an account over a period of time. Any presentation of non-
standardized calculations will be accompanied by standardized performance measures as well.
Calculations of performance may be expressed in terms of the total return as well as the average annual compounded rate of return of a hypothetical investment in the Fund over varying periods of time in addition to the 1, 5, and 10 year periods (up to the life of the Fund) and may reflect the deduction of the appropriate sales charge imposed upon an initial investment of more than $1,000 in the Fund. These performance calculations will reflect the deduction of a proportional share of Fund expenses (on an annual basis), will assume that all dividends and distributions are reinvested when paid, may include periodic investments or withdrawals from the account in varying amounts and/or percentages and may include deductions for an annual custodian fee. The Fund may calculate its total return or other performance information prior to the deduction of a sales charge.

The performance figures described above may also be used to compare the performance of the Fund´s shares against certain widely recognized standards or indices for stock and bond market performance.
The following are the indices against which the Portfolios may compare performance:

The Standard & Poor´s Composite Index of 500 Stocks (the S&P 500 Index) is a market value-weighted and unmanaged index showing the changes in the aggregate market value of 500 stocks relative to the base period 1941-43. The S&P 500 Index is composed almost entirely of common stocks of companies listed on the NYSE, although the common stocks of a few companies listed on the American Stock
Exchange or traded OTC are included. The 500 companies represented include 400 industrial, 60 transportation and 50 financial services concerns. The S&P 500 Index represents about 80% of the market value of all issues traded on the NYSE.

The Dow Jones Industrial Average is an unmanaged index composed of 30 blue-chip industrial corporation stocks.

The Lipper Mutual Fund Performance Analysis and Mutual Fund Indices measure total return and average current yield for the mutual fund industry. Ranks individual mutual fund performance over specified time periods assuming reinvestment of all distributions, exclusive of sales charges.

The Consumer Price Index (or Cost of Living index), published by the U.S. Bureau of Labor Statistics, is a statistical measure of periodic change in the price of goods and services in major expenditure groups.

The following table presents a hypothetical initial investment of $1,000 on August 1, 1958 with subsequent investments of $1,000 made annually through July 31, 2015. The illustration assumes that the investment was made in Class D shares, (the only class existing at that time), and a sales load of
5.75% has been deducted from the initial and subsequent investments, a $20 annual fee (representing

Series One SAI page 22

the annual service fee charged to retirement plan accounts) has been deducted from the account annually, and that all dividend and capital gain distributions have been reinvested when paid. While the illustration uses an investment of $1,000 and a 5.75% sales load, the Fund may select any multiple of
$1,000 in order to illustrate the effect of an investment plan and the sales load will reflect the appropriate sales load for the initial and subsequent investments as determined by the Funds currently effective prospectuses. Class A, Class B, and Class C shares are subject to additional distribution charges as outlined in the prospectus, which would have, if the Class was in effect, produced a lower rate of return.
The sales load may be reduced pursuant to rights of accumulation and letter of intent.

Series One SAI page 23

		Dividends		Cumulative			Purchased
	Total of					Accepted as
		from	Cumulative	cost	Acquired with		through
Year	initial &					capital gains		Ended
		investment	reinvested	including	initial & annual		reinvestment of
Ended	annual					distributions		Value
		income	dividends	reinvested	investments		income
	investments					(Cumulative)
		reinvested		dividends			(Cumulative)
08/01/58	$1,000	$-	$-	$1,000	$943	$-	$-	$943
07/31/59	2,000	0	0	2,000	2,049	0	0	2,049
07/31/60	3,000	28	28	3,028	2,800	0	28	2,850
07/31/61	4,000	82	110	4,110	4,521	62	130	4,713
07/31/62	5,000	94	204	5,204	4,838	76	194	5,108
07/31/63	6,000	120	324	6,324	6,723	251	366	7,340
07/31/64	7,000	122	446	7,446	9,310	432	594	10,336
07/31/65	8,000	146	592	8,592	9,680	1,107	699	11,486
07/31/66	9,000	198	790	9,790	10,630	2,148	894	13,672
07/31/67	10,000	364	1,154	11,154	11,832	3,694	1,320	16,846
07/31/68	11,000	345	1,499	12,499	13,910	4,055	1,814	19,779
07/31/69	12,000	399	1,898	13,898	12,220	5,516	1,806	19,542
07/31/70	13,000	522	2,420	15,420	10,441	5,038	1,836	17,315
07/31/71	14,000	585	3,005	17,005	14,285	6,448	2,985	23,718
07/31/72	15,000	675	3,680	18,680	15,964	6,789	3,850	26,603
07/31/73	16,000	693	4,373	20,373	16,197	6,853	4,346	27,396
07/31/74	17,000	773	5,146	22,146	13,960	5,975	4,176	24,111
07/31/75	18,000	1,389	6,535	24,535	13,635	8,985	5,210	27,830
07/31/76	19,000	1,158	7,693	26,693	16,700	10,397	7,325	34,422
07/31/77	20,000	1,062	8,755	28,755	19,497	11,564	9,300	40,361
07/31/78	21,000	1,006	9,761	30,761	23,628	13,467	11,993	49,088
07/31/79	22,000	2,034	11,795	33,795	27,002	14,859	15,520	57,381
07/31/80	23,000	2,899	14,694	37,694	37,792	21,740	24,526	84,058
07/31/81	24,000	3,723	18,417	42,417	30,413	40,456	22,436	93,305
07/31/82	25,000	4,187	22,604	47,604	27,728	38,656	23,742	90,126
07/31/83	26,000	6,693	29,297	55,297	39,951	54,379	42,184	136,514
07/31/84	27,000	5,594	34,891	61,891	35,017	57,252	41,236	133,505
07/31/85	28,000	4,585	39,476	67,476	37,804	72,022	48,584	158,410
07/31/86	29,000	7,249	46,725	75,725	41,121	76,544	59,601	177,266
07/31/87	30,000	5,927	52,652	82,652	44,221	105,396	69,542	219,159
07/31/88	31,000	3,645	56,297	87,297	31,790	104,330	52,388	188,508
07/31/89	32,000	9,552	65,849	97,849	36,285	115,991	69,190	221,466
07/31/90	33,000	8,906	74,755	107,755	37,861	118,013	79,129	235,003
07/31/91	34,000	8,050	82,805	116,805	40,959	124,699	92,848	258,506
07/31/92	35,000	1,934	84,739	119,739	44,364	149,635	100,502	294,501
07/31/93	36,000	2,772	87,511	123,511	49,965	190,689	114,149	354,803
07/31/94	37,000	1,889	89,400	126,400	50,655	228,509	115,427	394,591
07/31/95	38,000	5,070	94,470	132,470	48,408	292,747	114,187	455,342
07/31/96	39,000	6,245	100,715	139,715	49,971	306,882	121,896	478,749
07/31/97	40,000	6,484	107,199	147,199	64,858	417,972	163,735	646,565
07/31/98	41,000	4,565	111,764	152,764	55,514	402,146	142,269	599,929
07/31/99	42,000	6,295	118,059	160,059	56,941	405,522	150,017	612,480
07/31/2000 43,000		0	118,059	161,059	53,933	411,402	139,558	604,893

							Series One SAI page 24

07/31/2001 44,000	0	118,059	162,059	25,214	257,139	62,754	345,107
07/31/2002 45,000	0	118,059	163,059	14,689	142,321	34,187	191,197
07/31/2003 46,000	0	118,059	164,059	19,047	175,465	42,149	236,661
07/31/2004 47,000	0	118,059	165,059	19,783	173,515	41,680	234,978
07/31/2005 48,000	0	118,059	166,059	23,625	198,860	47,768	270,253
07/31/2006 49,000	0	118,059	167,059	24,503	198,210	47,612	270,325
07/31/2007 50,000	0	118,059	168,059	29,396	230,053	55,261	314,710
07/31/2008 51,000	0	118,059	169,059	26,529	200,160	48,081	274,770
07/31/2009 52,000	0	118,059	170059	23,079	167,016	40,119	230,214
07/31/2010 53,000	0	118,059	171,059	24,651	171,565	41,212	237,428
07/31/2011 54,000	0	118,059	172,059	26,343	176,764	42,461	245,568
07/31/2012 55,000	0	118,059	173,059	28,849	187,162	44,958	260,969
07/31/2013 56,000	0	118,059	174,059	37,916	239,801	57,603	335,320
07/31/2014 57,000	0	118,059	175,059	41,677	274,894	66,033	282,604
07/31/2015 58,000	0	118,059	176,059	47,983	308,038	73,994	430,015
07/31/2016 59,000	0	118,059	177,059	47,859	301,192	72,350	421,401

The table below illustrates the effect of an automatic withdrawal program on an initial hypothetical investment of $10,000 on August 1, 1958 in the Fund for the life of the Fund. The illustration assumes that a sales load of 5.75% was deducted from the initial investment, that $800 was withdrawn annually and withdrawals were made first from income for the year, then from principal. Withdrawals from principal representing the sale of shares were assumed to have been in the order shares were acquired. Continued withdrawals in excess of current income can eventually exhaust principal, particularly in a period of declining market prices. That portion of the total amount withdrawn designated "From Investment Income Dividends" should be regarded as income; the remainder represents a withdrawal of principal. While this illustration assumes that $800 was withdrawn annually, the Fund may in other illustrations select any percentage or dollar amount to be withdrawn.

	Withdrawn	Withdrawn
	from				Value of	Accepted as
		from principal	Annual total	Cumulative total
Period Ended investment					remaining	Capital Gains	Total Value
		and capital	withdrawn	withdrawn
	income				original shares	distributions
	dividends	gains
07/31/59	$0	$800	$800	$800	$10,490	$0	$10,490
07/31/60	147	653	800	1,600	9,073	0	9,073
07/31/61	262	538	800	2,400	11,078	198	11,276
07/31/62	224	576	800	3,200	8,984	223	9,207
07/31/63	216	584	800	4,000	10,211	556	10,767
07/31/64	180	620	800	4,800	12,144	868	13,012
07/31/65	187	616	800	5,600	10,805	1,695	12,500
07/31/66	215	585	800	6,400	10,252	2,822	13,074
07/31/67	349	451	800	7,200	10,118	4,312	14,430
07/31/68	295	505	800	8,000	10,620	4,733	15,353
07/31/69	310	490	800	8,800	8,094	5,556	13,650
07/31/70	364	436	800	9,600	5,807	4,843	10,650
07/31/71	360	440	800	10,400	7,023	6,198	13,221
07/31/72	376	424	800	11,200	6,990	6,526	13,516
07/31/73	352	448	800	12,000	6,225	6,425	12,650
07/31/74	357	443	800	12,800	4,526	5,380	9,906
07/31/75	571	229	800	13,600	3,933	6,323	10,256

						Series One SAI page 25

07/31/76	427	373	800	14,400	4,228	7,317	11,545
07/31/77	356	444	800	15,200	4,290	8,138	12,428
07/31/78	310	490	800	16,000	4,554	9,478	14,032
07/31/79	582	218	800	16,800	4,879	10,457	15,336
07/31/80	775	25	800	17,600	6,763	14,653	21,416
07/31/81	800	0	800	18,400	5,498	17,236	22,734
07/31/82	800	0	800	19,200	5,035	15,896	20,931
07/31/83	800	0	800	20,000	8,324	22,362	30,686
07/31/84	800	0	800	20,800	7,482	21,515	28,997
07/31/85	800	0	800	21,600	8,201	25,201	33,402
07/31/86	800	0	800	22,400	9,595	26,784	36,379
07/31/87	800	0	800	23,200	10,697	33,286	43,983
07/31/88	732	68	800	24,000	7,440	29,402	36,842
07/31/89	800	0	800	24,800	9,611	32,688	42,299
07/31/90	800	0	800	25,600	10,647	33,257	43,904
07/31/91	800	0	800	26,400	12,175	35,142	47,317
07/31/92	354	446	800	27,200	12,488	40,443	52,931
07/31/93	498	302	800	28,000	13,557	49,240	62,797
07/31/94	334	466	800	28,800	13,018	55,852	68,870
07/31/95	800	0	800	29,600	12,451	66,056	78,507
07/31/96	800	0	800	30,400	12,889	68,689	81,578
07/31/97	800	0	800	31,200	17,022	92,189	109,211
07/31/98	771	29	800	32,000	14,285	86,086	100,371
07/31/99	800	0	800	32,800	14,702	86,809	101,511
07/31/2000	0	800	800	33,600	12,877	86,417	99,294
07/31/2001	0	800	800	34,400	4,990	50,702	55,692
07/31/2002	0	800	800	35,200	1,919	27,982	29,901
07/31/2003	0	800	800	36,000	1,565	34,499	36,064
07/31/2004	0	800	800	36,800	748	34,115	34,863
07/31/2005	0	800	800	37,600	57	39,099	39,156
07/31/2006	0	800	800	38,400	0	38,971	38,228
07/31/2007	0	800	800	39,200	0	45,232	43,569
07/31/2008	0	800	800	40,000	0	39,354	37,108
07/31/2009	0	800	800	40,800	0	32,838	30,163
07/31/2010	0	800	800	41,600	0	33,732	30,185
07/31/2011	0	800	800	42,400	0	34,754	30,299
07/31/2012	0	800	800	43,200	0	36,799	31,282
07/31/2013	0	800	800	44,000	0	47,148	39,280
07/31/2014	0	800	800	44,800	0	54,048	44,228
07/31/2015	0	800	800	45,600	0	60,564	48,760
07/31/2016	0	800	800	46,400	0	58,418	46,876
TOTAL	$21,101	$25,299	$46,400

Performance information for the Fund reflects only the performance of a hypothetical investment in the
Fund during the particular time period on which the calculations are based. Performance information should be considered in light of the Funds investment objectives and policies, characteristics and quality of the portfolio and the market conditions during the given time period and should not be considered as a representation of what may be achieved in the future.

Series One SAI page 26

CUSTODIAN AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
All securities and cash of the Fund are held by its custodian, UMB Bank NA Investment Services Group,
928 Grand Blvd, Fifth Floor, Kansas City, MO 64106. Tait, Weller & Baker LLP, 1818 Market St., Suite
2400, Philadelphia, PA 19103 provides auditing services to the Fund.

TRANSFER AGENT
The Fund´s transfer agent is Fund Services, Inc. 8730 Stony Point Parkway, Stony Point Bldg. III, Suite
205, Richmond, VA 23235.

Series One SAI page 27

AMERICAN GROWTH FUND, INC.
PART C - OTHER INFORMATION

Item 23. Exhibits

A. Articles of Incorporation. (6)
B. By-laws. as amended. (2)
C. Instruments Defining Rights of Security Holders.

See Article 4, 6 & 8 of Incorporation and Article 1, 4 & 7 of the Bylaws. (6)
D. Investment Advisory Contract. between Investment Research Corporation and Registrant.
1. Distribution Agreement for Class A Shares (6)
2. Distribution Agreement for Class B Shares (6)
3. Distribution Agreement for Class C Shares (6)
4. Distribution Agreement for Class D Shares (6)
E. Underwriting Contracts. Selling group agreement between World Capital Brokerage, Inc. and
Registrant. (6)
F. Bonus or Profit Sharing Contracts. Not applicable.
G. Custodian Agreements. between state UMB Bank NA and registrant. (1)
H. Other Material Contracts.
1. Retirement Plan Custodian Agreement between UMB Bank NA and Registrant. (1)
2. Transfer Agent Agreement between Fund Services, Inc. and Registrant. (1)
3. Registrants Self-Employed Retirement Plan. (2)
4. Registrants Simplified Employee Pension Plan Application and Agreement.(1)
5. Registrants Salary Reduction Simplified Employee Pension Plan Application and Agreement.
(4)
6. Registrants Individual Retirement Account Plan and Agreement. (6)
7. Registrants 403(b) Retirement Plan and Custody Agreement. (3)
8. Registrants Prototype Paired Defined Contribution Plans. (4)
9. Registrants Prototype Profit Sharing/401(k) Plan.(4)
10. Distribution Plan for Class A Shares (6)
11. Distribution Plan for Class B Shares (6)
12. Distribution Plan for Class C Shares (6)
I. Legal Opinion. Not applicable.
J. Other Opinions. Not applicable.
CONSENT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

We consent to the references to our firm in the Post-Effective Amendment to the Registration
Statement on Form N-1A of American Growth Fund, Inc. Series One and to the use of our report dated September 28, 2016 on the financial statements and financial highlights of American
Growth Fund, Inc. Series One. Such financial statements and financial highlights appear in the
2016 Annual Report to Shareholders which is included in the Statement of Additional Information.

Tait, Weller & Baker LLP

Philadelphia, Pennsylvania
November 28, 2016

K. Omitted Financial Statements. Not applicable.
L. Initial Capital Agreements. Not applicable.

Series One Part C page 1

M. Rule 12b-1 Plan. (6)
N. Rule 18f-3 Plan. Not applicable.
O. Reserved
P. Codes of Ethics.
AMERICAN GROWTH FUND, INC.´S CODE OF ETHICS

American Growth Fund ("AGF") associates are responsible for maintaining the highest ethical standards when conducting business, regardless of lesser standards that may be followed through business or community custom. In keeping with these standards, all associates must place the interests of clients and shareholders first.
AGF´s Code of Ethics requires that all associates: (1) act with integrity, competence and in an ethical manner; (2) comply with applicable U.S. federal securities laws, as well as all other applicable laws, rules and regulations; and (3) promptly report violations of the Code of Ethics to the Chief Compliance Officer or officer of AGF. Individuals reporting suspected violations of this
Code of Ethics will be protected against retribution.
AGF associates are reminded that trading on the basis of material, non-public information acquired directly or indirectly from a confidential source is a violation of Rule 10b-5 under Section
10(b) of the Exchange Act.
As part of the Code of Ethics, AGF has adopted the guidelines and policies below to address certain aspects of AGF´s business. In the absence of specific guidelines and policies on a particular matter, associates must keep in mind and adhere to the requirements of the Code of
Ethics set forth above.
It is important that all associates comply with the Code of Ethics, including its related guidelines and policies. Failure to do so could result in disciplinary action, including termination.
Questions regarding the Code of Ethics may be directed to the Chief Compliance Officer.
AGF´s code of ethics statement of general principles are listed below, and all advisory and access persons are expected to adhere to them at all times.
1. All personal securities transactions are to be conducted consistent with the code of ethics and in such a manner as to avoid any actual or potential conflict of interest or any abuse of any individual´s position of trust and responsibility; and
2. No advisory or access person will take inappropriate advantage of their position.
A. "Definitions"
1. "Access person" Rule 204A-1(c) of the 1940 Act defines "access person" as any supervised person of AGF (a) who has access to nonpublic information regarding any client´s purchase or sale of securities, or nonpublic information regarding the portfolio holdings of any reportable fund; or (b) who is involved in making securities recommendations to clients, or who has access to such recommendations that are nonpublic. Due to the nature of AGF, all directors and officers are also presumed to be access persons.
2. "Advisory person" means (a) any employee of AGF or of any company in a control relationship to AGF, who, in connection with his regular functions or duties, makes, participates in, or obtains information regarding the purchase or sale of a security by AGF, or whose functions relate to the making of any recommendations with respect to such purchases or sales; and (b) any natural person in a control relationship to AGF who obtains information concerning recommendations made to AGF with regard to the purchase or sale of a security.
A person does not become an "advisory person" simply by virtue of the following:
(i) normally assisting in the reports, but not receiving information about current recommendations or trading; or (ii) a single instance of obtaining knowledge of current recommendations or trading activity, or infrequently and inadvertently obtaining such knowledge.
3. A security is "being considered for purchase or sale" when a recommendation to purchase or sell a security has been made and is being acted upon.
4. "Beneficial ownership" shall be interpreted in the same manner as it would be in determining whether a person is subject to the provisions of Section 16 of the
Securities Exchange Act of 1934 and the rules and regulations thereunder,

Series One Part C page 2

except that the determination of direct or indirect beneficial ownership shall apply to all securities which an access person has or acquires.
5. "Control" shall have the same meaning as that set forth in Section 2(a)(9) of the Investment Company Act of 1940.
6. "Purchase or sale of a security" includes, inter alia, the purchase or sale of an instrument defined below as a security and the writing of an option to purchase or sell a security.
7. "Security" shall have the meaning set forth in Section 2(a)(36) of the
Investment Company Act, except that it shall not include;
a.Directobligationsof the United States Governments;
b.Bankers´acceptances,bankcertificatesof deposit, commercial paper, repurchaseagreementsandotherhighqualityshort-term debt
instruments;
c.Sharesofmoney market funds;
d.Sharesof open-end funds excluding the American Growth Fund;
e.Sharesofunitinvestment trusts that are invested exclusively in unaffiliated open-end funds(UIT exchange-traded fund ARE reportable);
and
f. Qualified tuition programs established pursuant to Section 529 of the
InternalRevenue Code of 1986.
8. "Security held or to be acquired" means any security as defined herein which within the most recent 15 days, (i) is or has been held, or (ii) is being or has been considered for purchase.
B. Applicability of Restrictions and Procedures
AGF applies the code of ethics equally to all access persons. The only exempted transactions are:
1. Purchases which are part of an automatic dividend reinvestment plan.
2. Purchases and sales of shares of a mutual fund or variable annuity.
3. Purchases or sales which receive the prior approval from the Board of
Directors of AGF or AGF´s CCO because: (i) the potential harm to AGF or a client is remote; (ii) because they would be very unlikely to affect a highly institutional market, or (iii) because they clearly are not related economically to the securities to be purchased, sold or held by AGF or a client.
4. Purchases or sales which receive approval from AGF´s CCO after they have been effected because; (i) all profits earned on such purchases or sales are disgorged and given to a charity chosen by the access person in question; and
(ii) AGF´s CCO determines that such purchases or sales did not harm AGF or any AGF client.
C. Substantive Restrictions on Personal Investing Activities
The following restrictions apply to all access persons:
1. Initial Public Offerings. All access persons are prohibited from acquiring any securities in an initial public offering without receiving written prior approval from the Chief Compliance Officer.
2. Private Placements. All access persons must have, written, prior approval of any acquisition of securities in a private placement. This prior approval must take into account, among other factors, whether the investment opportunity should be reserved for an investment company and its shareholders, and whether the opportunity is being offered to the individual by virtue of his or her position with
AGF. Anyone authorized to acquire securities in a private placement will be required to disclose that investment if or when they play a part in any subsequent considerations of an investment in the issuer. In such a circumstance, the investment company´s decision to purchase securities of the issuer would be subject to an independent review by investment personnel with no personal interest in the issuer.
3. Blackout Periods. All portfolio managers or any other person that has current knowledge of a Fund or client portfolio is prohibited from executing a securities

Series One Part C page 3

transaction on a day during which AGF or a client has a pending "buy" or "sell"
order in that same security until that order is executed or withdrawn. In addition, a portfolio manager or any other person that has current knowledge of a Fund or client portfolio is prohibited from buying or selling a security within at least seven calendar days before and after AGF or a client trades in that security. Any such trades generally will be unwound or, if that is impractical, all profits from the trading will be disgorged to the appropriate investment company (or, alternatively, to a charitable organization).
4. Ban on Short-Term Trading Profits. In addition to the blackout periods described above, all access persons, absent permission to engage in short term trading, are prohibited from profiting in the purchase and sale, or sale and purchase, of the same (or equivalent) securities within 30 calendar days unless prior written approval is obtained from the Chief Compliance Officer ("CCO"). Any profits realized on such short-term, non CCO approved trades will be required to be disgorged.
5. Gifts. All access persons are prohibited from receiving any gift or other thing of more than de minimis value from any person or entity that does business with or on behalf of AGF. All gifts of any amount, other than of de minimus value, must be immediately reported in writing to the CCO.
6. Service as a Director. All access persons are prohibited from serving on the boards of directors of publicly traded companies, absent prior written authorization based upon a determination that the board service would be consistent with the interests of AGF and its shareholders. In the relatively small number of instances in which board service is authorized, persons serving as directors should be isolated from those making investment decision concerning the companies or company as which they serve as a director through "Chinese
Wall" or other procedures.
D. Compliance Procedures.
The following compliance procedures have been adopted in order to assure that the above restrictions are complied with by all access persons:
1. Preclearance. All access persons must "preclear" all personal securities investments. Written approval must be obtained from AGF´s CCO prior to the order being executed. Preclearance approvals are only good for 24 hours.
Subsequent purchase(s) are subject to Preclearance. AGF´s CCO must have his trades precleared by another officer of AGF.
a.SecuritiesUnderConsideration.Preclearancecannotbegranted to
securitiesthatAGForanAccessPersonisrecommendingor
consideringrecommendingforclientportfolios.
b.Allocationof Investment Opportunities. Investment opportunities may be offered to clients before AGF or its Associates may act on them.
c.ExemptionsfromPreclearanceofnon-initial public offerings and non-
privateplacements.
1.Membersof the Board of Directors who qualify as
disinterestedpersonsundertheInvestmentCompanyActof
1940.
2.Purchases and sales of mutual funds and variable annuities.
3.NotingQuarterlyTransactionReportsbelow,notexempting
SubstantiveRestrictionsonPersonal Investing Activities above,
accesspersonswhoareregisteredInvestmentAdvisor
Representativesareexempt from preclearance unless they wish
topurchaseorsellasecurity,thatisnotamutualfundor
variableannuity,thatisalsoheldinaclient´sportfolio.
2. Personal Accounts. All personal accounts held by Access Persons and their spouse, partner and children living at the same address should be held at
World Capital Brokerage, Inc. or Pershing. Access Persons and their spouse, partner and children living at the same address that hold accounts outside of

Series One Part C page 4

World Capital Brokerage, Inc. or Pershing may incur additional administrative fees.
3. Post-Trade Monitoring. We may from time to time monitor personal investment activity by access persons after preclearance has been granted.
4. Disclosure of Personal Holdings. All access persons are required to disclose all personal securities holdings within 10 days of commencement of employment.
Statement(s) provided must current as of a date not more than 45 days prior to the individual´s commencement of employment.
5. Certification of Compliance with Codes of Ethics. All access persons are required to certify quarterly that they have read and understand the code of ethics and recognize that they are subject thereto. Further, all access persons are required to certify quarterly that they have complied with the requirements of the code of ethics.
6. Quarterly Transaction Reports. All access persons are required to submit on a quarterly basis a dated Quarterly Transaction Report as provided by AGF.
Access persons are required to disclose all security transactions in detail including; transaction type, trade date, price, name of security, number of shares, name of broker and the dollar amount of transaction. Access persons must also provide copies of all statements for all accounts held regardless of whether there was a transaction in that quarter reported.
Access Persons are not required to submit:
a.Holdingsreports and quarterly transaction reports for securities held in accountsoverwhichtheaccessperson had no direct or indirect
influenceorcontrol;
b.Quarterlytransactionreportsfortransactionseffectedpursuant to an
automatic investment plan; or
c.Quarterlytransactionreportsthatwould duplicate information included inaccountstatementsorconfirmations.
7. Review by The Board of Directors. AGF´s management will prepare an annual report to the board of directors that, at a minimum ---
a.Summarizesexistingproceduresconcerningpersonalinvesting and
any changes in the procedures made during the past year;
b. Identifies any violations requiring significant remedial action during the past year; and
c. Identifies any recommended changes in existing restrictions or proceduresbasedupontheinvestmentcompany´sexperienceunder its codeofethics,evolvingindustrypractices,ordevelopments in applicable lawsorregulations.
E. Review Process
All monthly reports will be reconciled back to their pre-approved list by a non-interested person. The CCO will perform an additional review.
F. Record Keeping
For a period of five years, AGF will retain;
1. A copy of and Code of Ethics ("Code") that is currently in effect or any Code that was in effect at any time within the prior five years, including any amendments thereto;
2. A record of any violation of the Code, and any actions taken in response to such violations;
3. A record of all written acknowledgements of receipt of the Code and any amendments for each person who is currently, or within the past five years was, a Supervised Person of AGF;
4. A record of all quarterly transaction reports made by Access Persons, including any account statements or trade confirmations provided in lieu of transaction reports;
5. A record of the names of all current Access Persons, any persons who were
Access Persons during the preceding five years; and

Series One Part C page 5

6. A record of any decision, and the reason supporting the decision, to approve an Access Person´s participant in an IPO or limited offering for a period of five years from the end of the fiscal year in which the approval is granted.

(1) Incorporation by reference to identically numbered exhibit in Post Effective Amendment No.
42 to the Registration Statement under the securities Act of 1933 on Form N-1A (File No. 2-
14543) of Registrant filed on December 1, 1988.

(2) Incorporated by reference to identically numbered exhibit in Post-Effective Amendment No. 41 to the Registration Statement under the Securities Act of 1933 on Form N-1A (File No. 2-14543)
of Registrant filed on December 1, 1987.

(3) Incorporated by reference to identically numbered exhibit in Post-Effective Amendment No. 39 to the Registration Statement under the Securities Act of 1933 on Form N-1A (File No. 2-14543)
of Registrant filed on October 1, 1985.

(4) Incorporated by reference to identically numbered exhibit in Post-Effective Amendment No. 44 to the Registration Statement under the Securities Act of 1933 on Form N-1A (File No. 2-14543)
of Registrant filed on December 1, 1990.

(5) Incorporated by reference to identically numbered exhibit in Post-Effective Amendment No. 46 to the Registration Statement under the Securities Act of 1933 on Form N-1A (File No. 2-14543)
of Registrant filed on December 1, 1992.

(6) Incorporated by reference to identically numbered exhibit in Post Effective Amendment No. 51 to the Registration Statement under the Securities Act of 1933

Item 24. Persons Controlled by or Under Common Control with the Fund

None

Item 25. Indemnification
Indemnification. Reference is made to Article IX of the registrants By-Laws (Exhibit 2 to this registration Statement) and Article 7(c) of the registrants Articles of Incorporation (Exhibit 1 to this
Registration Statement).

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange
Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities
(other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in connection with the successful defense of any action, suite or proceeding) is asserted against the Registrant by such director, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue. The Registrant hereby undertakes that it will apply the indemnification provisions of its By-Laws in a manner consistent with Release No. 11330 of the Securities and Exchange Commission under the Investment
Company Act of 1940 as long as the interpretation of Section 17(h) and 17(i) of such Act expressed in that Release remain in effect.

Item 26. Business and Other Connections of the Investment Adviser
The following table sets forth the principal business of each director and officer of the Investment
Adviser of the Registrant for the two fiscal years ended July 31, 2016.

Series One Part C page 6

Name & Position With
Principal Business
Investment Adviser

Timothy E. Taggart
President, Director

Michael L. Gaughan
Vice President, Secretary, Director

Patricia A. Blum
Vice President

Mr. Taggart is also President, Treasurer and a Director of World Capital Brokerage, Inc., the
Registrants underwriter, 1636 Logan Street, Denver, Colorado; and President, Treasurer and a
Director of American Growth Financial Services, Inc., 1636 Logan Street, Denver, Colorado.

Mr. Gaughan is also Vice President, Secretary and a Director of World Capital Brokerage, Inc.,
the Registrants underwriter, 1636 Logan Street, Denver, Colorado; and Vice President, Secretary
and a Director of American Growth Financial Services, Inc., 1636 Logan Street, Denver,
Colorado.

Ms. Blum is also Vice President and a Director of World Capital Brokerage, Inc., the Registrants
underwriter, 1636 Logan Street, Denver, Colorado; and Vice President of American Growth
Financial Services, Inc., 1636 Logan Street, Denver, Colorado.

Item 27. Principal Underwriters

(a) State the name of each investment company (other than the Fund) for which each principal underwriter currently distributing the Fund´s securities also acts as a principal underwriter, depositor, or investment adviser.
None

(b) Provide the information required by the following table for each director, officer, or partner of each principal underwriter named in the response to Item 20:

(1)Name and Principal	(2)Position & Offices with	(3) Position & Offices with
Business Address	Underwriter	Registrant

Timothy E. Taggart
1636 Logan Street	President, Treasurer, Director	President, Treasurer, Director
Denver, CO 80203

Michael L. Gaughan	Vice President, Secretary,	Vice President, Secretary,
1636 Logan Street
Denver, CO 80203	Director	Director

Patricia A. Blum
1636 Logan Street	Vice President, Director	Vice President
Denver, CO 80203

Series One Part C page 7

(c) Provide the information required by the following table for all commissions and other compensation received, directly or indirectly, from the Fund during the last fiscal year by each principal underwriter who is not an affiliated person of the Fund or any affiliated person of an affiliated person:
None

Item 28. Location of Accounts and Records
Location of Accounts and Records. All accounts and records required to be maintained by
Section 31(a) of the Investment Company Act, and the rules and regulations promulgated thereunder, are located at the offices of the Registrant, 1636 Logan Street, Denver, Colorado
80203, and at the offices of its custodian UMB Bank NA Investment Services Group, 928 Grand
Blvd, Fifth Floor, Kansas City, MO 64106, and transfer agent, Fund Services, Inc., 8730 Stony
Point Parkway, Stony Point Bldg. III, Suite 205, Richmond, VA 23235, and are under the general custody and control of its President, Timothy E. Taggart.

Item 29. Management Services
None

Item 30. Undertakings
None

SIGNATURES
Pursuant to the requirements of (the Securities Act and) the Investment Company Act, the Fund
(certifies that it meets all of the requirement for effectiveness of this registration statement under rule 485(b) under the Securities Act and) has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Denver, and State of Colorado on the day of March 30, 2017.

American Growth Fund, Inc.

By /s/ Timothy E. Taggart
Timothy E. Taggart
President

Pursuant to the requirements of the Securities Act, this registration statement has been signed below by the following persons in the capacities and on the date(s) indicated.

/s/ Timothy E. Taggart
Timothy E. Taggart
Director
March 29, 2017

/s/ Peter McKown
Peter McKown
Director
March 27, 2017

/s/ Dr. Brian Brody
Dr. Brian Brody
Director
March 22, 2017

Series One Part C page 8

/s/ Eddie R. Bush
Eddie R. Bush
Director
March 29, 2017

/s/ Harold Rosen
Harold Rosen
Director
March 29, 2017

/s/ Mark Bomber
Mark Bomber
Director
March 29, 2017

CONSENT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

We consent to the references to our firm in the Post-Effective Amendment to the Registration
Statement on Form N-1A of American Growth Fund, Inc. Series One and to the use of our report dated September 28, 2016 on the financial statements and financial highlights of American
Growth Fund, Inc. Series One. Such financial statements and financial highlights appear in the
2016 Annual Report to Shareholders which is included in the Statement of Additional Information.

Tait, Weller & Baker LLP

Philadelphia, Pennsylvania
November 28, 2016

Series One Part C page 9